Schedule of Investments (unaudited) March 31, 2022	iShares MSCI Total International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$1,378,273,169

Total Investments — 100.1% (Cost: $1,129,616,387)	1,378,273,169

Liabilities in Excess of Other Assets — (0.1)%	(915,573)

Net Assets — 100.0%	$1,377,357,596

iShares MSCI Total International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,378,273,169 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
Ampol Ltd.	14,063	$319,481
APA Group(a)	76,671	609,369
Aristocrat Leisure Ltd.	33,237	902,119
ASX Ltd.	9,515	578,799
Aurizon Holdings Ltd.	85,217	234,231
Australia & New Zealand Banking Group Ltd.	149,590	3,065,249
BHP Group Ltd.	268,982	10,368,581
BlueScope Steel Ltd.	28,378	441,281
Brambles Ltd.	68,252	503,676
Cochlear Ltd.(b)	3,207	535,444
Coles Group Ltd.	74,554	996,447
Commonwealth Bank of Australia	92,346	7,272,467
Computershare Ltd.	24,463	449,608
Crown Resorts Ltd.(c)	17,839	169,876
CSL Ltd.	25,614	5,113,645
Dexus	50,184	409,635
Domino’s Pizza Enterprises Ltd.	4,099	266,820
Endeavour Group Ltd.	70,555	383,804
Evolution Mining Ltd.	119,419	394,143
Fortescue Metals Group Ltd.	95,943	1,474,820
Glencore PLC	531,237	3,456,602
Goodman Group	90,151	1,532,253
GPT Group	129,031	497,713
IDP Education Ltd.	11,418	267,228
Insurance Australia Group Ltd.	128,895	421,846
Lendlease Corp. Ltd.(a)	34,964	291,458
Macquarie Group Ltd.	18,949	2,865,734
Medibank Pvt Ltd.	164,677	378,350
Mineral Resources Ltd.	9,949	392,192
Mirvac Group	177,414	328,971
National Australia Bank Ltd.	175,683	4,229,547
Newcrest Mining Ltd.	45,528	920,002
Northern Star Resources Ltd.	50,376	406,418
Orica Ltd.	20,558	244,598
Origin Energy Ltd.	90,631	421,862
Qantas Airways Ltd.(c)	33,898	131,071
QBE Insurance Group Ltd.	84,174	721,819
Ramsay Health Care Ltd.	8,965	434,180
REA Group Ltd.	2,994	300,146
Reece Ltd.	18,949	266,793
Rio Tinto Ltd.	20,715	1,851,923
Santos Ltd.	178,453	1,034,635
Scentre Group	304,987	693,436
SEEK Ltd.	20,381	448,842
Sonic Healthcare Ltd.	23,122	610,472
South32 Ltd.	233,710	888,397
Stockland	120,177	380,841
Suncorp Group Ltd.	75,587	626,593
Tabcorp Holdings Ltd.	94,363	375,952
Telstra Corp. Ltd.	212,153	626,797
Transurban Group(a)	157,066	1,586,987
Treasury Wine Estates Ltd.	49,291	425,778
Vicinity Centres	223,827	310,594
Washington H Soul Pattinson & Co. Ltd.(b)	10,991	234,430
Wesfarmers Ltd.	58,675	2,201,754
Westpac Banking Corp.	200,522	3,622,744
WiseTech Global Ltd.	7,407	278,790

Security	Shares	Value

Australia (continued)
Woodside Petroleum Ltd.	51,295	$1,232,691
Woolworths Group Ltd.	69,854	1,939,483

		72,369,417

Austria — 0.1%
Erste Group Bank AG	17,690	645,092
OMV AG	7,068	337,726
Raiffeisen Bank International AG	9,388	133,282
Verbund AG	4,162	439,525
voestalpine AG	8,881	264,265

		1,819,890

Belgium — 0.5%
Ageas SA/NV	9,563	483,441
Anheuser-Busch InBev SA	47,465	2,837,841
Elia Group SA	1,275	194,528
Etablissements Franz Colruyt NV	4,592	190,083
Groupe Bruxelles Lambert SA	5,769	596,954
KBC Group NV	14,142	1,014,676
Proximus SADP(b)	7,301	135,955
Sofina SA	925	336,116
Solvay SA(b)	4,759	469,026
UCB SA	6,663	796,874
Umicore SA	9,752	421,553

		7,477,047

Brazil — 1.2%
Ambev SA	242,318	783,797
Americanas SA	44,055	302,117
Atacadao SA	19,425	91,881
B3 SA - Brasil Bolsa Balcao	351,006	1,158,212
Banco Bradesco SA	68,851	264,208
Banco BTG Pactual SA	64,148	350,850
Banco do Brasil SA	40,649	296,262
Banco Inter SA	13,173	58,657
Banco Santander Brasil SA	31,077	240,728
BB Seguridade Participacoes SA	53,016	284,620
BRF SA(c)	28,171	109,997
CCR SA	52,990	152,480
Centrais Eletricas Brasileiras SA	17,279	137,839
Cia de Saneamento Basico do Estado de Sao Paulo.	21,664	217,093
Cia Siderurgica Nacional SA	38,838	212,338
Cosan SA	67,148	333,550
Energisa SA	7,713	79,073
Engie Brasil Energia SA	6,487	58,915
Equatorial Energia SA	36,500	208,602
Hapvida Participacoes e Investimentos SA(d)	248,292	617,463
Hypera SA	19,300	156,920
JBS SA	44,372	346,976
Klabin SA	50,466	255,666
Localiza Rent a Car SA	30,475	391,095
Lojas Renner SA	59,690	344,772
Magazine Luiza SA	159,612	228,637
Natura & Co. Holding SA(c)	42,818	234,278
Petro Rio SA(c)	27,828	139,168
Petroleo Brasileiro SA	200,798	1,486,252
Raia Drogasil SA	48,280	242,766
Rede D’Or Sao Luiz SA(d)	18,795	196,988
Rumo SA(c)	61,506	239,640
Suzano SA	45,386	525,732
Telefonica Brasil SA	36,383	410,288
TIM SA	41,040	118,869

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	23,178	$177,107
Ultrapar Participacoes SA	45,628	135,608
Vale SA	218,072	4,378,800
Vibra Energia SA	56,729	278,578
WEG SA	95,902	702,388

		16,949,210

Canada — 8.2%
Agnico Eagle Mines Ltd.	24,114	1,475,600
Air Canada(b)(c)	13,677	265,302
Algonquin Power & Utilities Corp.(b)	39,375	610,712
Alimentation Couche-Tard, Inc.	46,431	2,091,744
AltaGas Ltd.	16,709	374,237
Ballard Power Systems, Inc.(b)(c)	10,338	120,320
Bank of Montreal	34,778	4,092,462
Bank of Nova Scotia(b)	64,872	4,649,467
Barrick Gold Corp.	92,287	2,263,344
BCE, Inc.	5,059	280,437
BlackBerry Ltd.(c)	26,999	200,201
Brookfield Asset Management, Inc., Class A(b)	75,926	4,292,645
CAE, Inc.(b)(c)	17,908	466,125
Cameco Corp.	19,859	578,384
Canadian Apartment Properties REIT(b)	4,555	195,477
Canadian Imperial Bank of Commerce	23,946	2,906,696
Canadian National Railway Co.(b)	37,804	5,071,176
Canadian Natural Resources Ltd.	62,452	3,867,063
Canadian Pacific Railway Ltd.(b)	50,314	4,152,620
Canadian Tire Corp. Ltd., Class A	3,022	456,291
Canadian Utilities Ltd., Class A(b)	5,686	174,289
Canopy Growth Corp.(b)(c)	11,307	85,742
CCL Industries, Inc., Class B	9,439	425,837
Cenovus Energy Inc.	67,927	1,132,343
CGI, Inc.(c)	11,239	895,326
Constellation Software, Inc.	1,030	1,760,677
Dollarama, Inc.	15,908	902,193
Emera, Inc.	12,252	607,332
Empire Co. Ltd., Class A	7,280	258,205
Enbridge, Inc.	108,595	4,999,114
Fairfax Financial Holdings Ltd.(b)	1,310	714,682
First Quantum Minerals Ltd.(b)	29,878	1,034,372
FirstService Corp.	2,229	322,417
Fortis, Inc.	25,070	1,239,914
Franco-Nevada Corp.	9,970	1,586,555
George Weston Ltd.	4,143	510,191
GFL Environmental, Inc.	8,820	286,863
Gildan Activewear, Inc.	9,332	350,020
Great-West Lifeco, Inc.	13,282	391,400
Hydro One Ltd.(d)	14,809	398,966
iA Financial Corp., Inc.	6,622	402,622
IGM Financial, Inc.	4,062	143,518
Imperial Oil Ltd.	14,693	711,056
Intact Financial Corp	9,454	1,396,907
Ivanhoe Mines Ltd., Class A(c)	38,741	361,333
Keyera Corp.(b)	10,533	267,001
Kinross Gold Corp.(b)	87,836	515,711
Lightspeed Commerce, Inc.(c)	6,056	184,710
Loblaw Cos. Ltd.	8,981	805,894
Lundin Mining Corp.(b)	38,227	387,422
Magna International, Inc.	15,738	1,010,384
Manulife Financial Corp.	103,487	2,206,906
Metro, Inc.	14,371	827,210
National Bank of Canada	18,276	1,400,943

Security	Shares	Value

Canada (continued)
Northland Power, Inc.(b)	14,059	$467,378
Nutrien Ltd.(b)	31,414	3,247,064
Nuvei Corp.(c)(d)	3,298	247,980
Onex Corp.	4,171	279,524
Open Text Corp.	12,798	542,672
Pan American Silver Corp.	10,536	287,556
Parkland Corp.	7,050	208,486
Pembina Pipeline Corp.(b)	30,025	1,128,084
Power Corp. of Canada	29,613	916,708
Quebecor, Inc., Class B(b)	7,485	178,421
Restaurant Brands International, Inc.	16,390	957,586
RioCan Real Estate Investment Trust	9,233	186,336
Ritchie Bros Auctioneers, Inc.	6,960	411,092
Rogers Communications, Inc., Class B	19,147	1,083,743
Royal Bank of Canada(b)	78,056	8,593,871
Saputo, Inc.	16,184	383,321
Shaw Communications, Inc., Class B	26,410	819,668
Shopify, Inc., Class A(b)(c)	6,091	4,119,312
Sun Life Financial, Inc.	31,588	1,763,662
Suncor Energy, Inc.(b)	78,836	2,566,592
TC Energy Corp.(b)	53,390	3,011,262
Teck Resources Ltd., Class B(b)(c)	26,435	1,067,423
TELUS Corp.	20,836	544,338
TFI International, Inc.	4,269	454,679
Thomson Reuters Corp.	9,346	1,014,704
TMX Group Ltd.	2,646	272,145
Toromont Industries Ltd.(b)	3,706	351,316
Toronto-Dominion Bank(b)	96,959	7,692,967
Tourmaline Oil Corp.	16,047	739,357
West Fraser Timber Co. Ltd.	5,398	444,137
Wheaton Precious Metals Corp.	24,757	1,177,302
WSP Global, Inc.	6,798	902,177

		113,169,221

Chile — 0.1%
Antofagasta PLC	24,306	528,143
Banco de Chile	1,960,832	210,024
Banco de Credito e Inversiones SA	2,407	86,714
Banco Santander Chile	3,205,454	180,521
Cencosud SA	73,021	143,852
Cia Cervecerias Unidas SA	4,404	32,963
Empresas CMPC SA	65,894	122,023
Empresas COPEC SA	18,259	150,843
Enel Americas SA	1,752,619	211,434
Enel Chile SA	1,792,039	53,524
Falabella SA	52,829	168,861

		1,888,902

China — 8.3%
360 DigiTech, Inc.(b)	5,031	77,427
3SBio, Inc.(c)(d)	95,500	77,663
51job, Inc., ADR(c)	1,550	90,753
AAC Technologies Holdings, Inc.(b)	49,000	116,446
Addsino Co. Ltd., Class A	19,000	32,376
Advanced Micro-Fabrication Equipment, Inc. China, Class A(c)	5,400	98,285
AECC Aviation Power Co. Ltd., Class A	7,600	53,497
Agile Group Holdings Ltd.	76,000	38,243
Agricultural Bank of China Ltd., Class A	289,800	140,234
Agricultural Bank of China Ltd., Class H	1,322,000	505,378
Aier Eye Hospital Group Co. Ltd., Class A	16,383	80,850
Air China Ltd., Class A(c)	111,198	158,691
Air China Ltd., Class H(c)	62,000	43,101

2

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Airtac International Group	8,371	$269,135
Alibaba Group Holding Ltd.(c)	809,352	11,044,993
Alibaba Health Information Technology Ltd.(c)	214,000	135,436
A-Living Smart City Services Co. Ltd., Class H(d)	28,500	39,458
Aluminum Corp. of China Ltd., Class A(c)	100,100	90,760
Aluminum Corp. of China Ltd., Class H(c)	164,000	94,925
Anhui Conch Cement Co. Ltd., Class A	17,700	109,543
Anhui Conch Cement Co. Ltd., Class H	59,500	304,311
Anhui Gujing Distillery Co. Ltd., Class B	8,500	109,485
Anta Sports Products Ltd.	55,000	682,275
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,000	115,045
Autohome, Inc., ADR(b)	3,727	113,338
AviChina Industry & Technology Co. Ltd., Class H	116,000	64,030
Baidu, Inc., ADR(b)(c)	14,825	1,961,348
Bank of Beijing Co. Ltd., Class A	100,100	71,963
Bank of Chengdu Co. Ltd.	63,900	150,261
Bank of China Ltd., Class A	444,200	228,187
Bank of China Ltd., Class H	4,146,000	1,654,484
Bank of Communications Co. Ltd., Class A	130,900	104,971
Bank of Communications Co. Ltd., Class H	468,700	335,550
Bank of Hangzhou Co. Ltd., Class A	70,800	156,451
Bank of Jiangsu Co. Ltd., Class A	103,740	114,555
Bank of Nanjing Co. Ltd., Class A	57,500	96,134
Bank of Ningbo Co. Ltd., Class A	28,160	164,680
Bank of Shanghai Co. Ltd., Class A	76,510	79,792
Baoshan Iron & Steel Co. Ltd., Class A	75,798	80,271
BBMG Corp., Class A	45,700	21,933
BeiGene Ltd., ADR(b)(c)	3,068	578,625
Beijing Capital International Airport Co. Ltd., Class H(c)	100,000	58,132
Beijing Enterprises Holdings Ltd.	21,000	66,274
Beijing Kingsoft Office Software, Inc.	3,200	93,988
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	3,300	144,358
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	153,824	115,315
Bilibili, Inc., ADR(b)(c)	7,879	201,545
BOC Hong Kong Holdings Ltd.	187,500	705,522
BOE Technology Group Co. Ltd., Class A	158,600	107,025
Budweiser Brewing Co. APAC Ltd.(d)	114,100	301,297
BYD Co. Ltd., Class A	5,900	210,722
BYD Co. Ltd., Class H	45,000	1,251,688
BYD Electronic International Co. Ltd.	62,500	123,853
CanSino Biologics, Inc., Class H(c)(d)	3,200	50,932
CGN Power Co. Ltd., Class H(d)	546,000	142,172
Changchun High & New Technology Industry Group, Inc., Class A	2,200	57,820
China Bohai Bank Co. Ltd., Class H(d)	242,000	40,162
China Cinda Asset Management Co. Ltd., Class H	360,000	61,332
China CITIC Bank Corp. Ltd., Class H	448,000	226,071
China Coal Energy Co. Ltd.	231,000	173,693
China Common Rich Renewable Energy Investments Ltd.(e)	11,997	—
China Communications Services Corp. Ltd., Class H.	138,000	62,226
China Conch Environment Protection Holdings Ltd.(c)	72,000	90,077
China Conch Venture Holdings Ltd.	96,000	279,858
China Construction Bank Corp., Class A	83,600	82,470
China Construction Bank Corp., Class H	5,171,000	3,873,413
China CSSC Holdings Ltd., Class A	30,600	82,879
China Everbright Bank Co. Ltd., Class A	282,300	136,791
China Evergrande Group(e)	103,000	20,459
China Feihe Ltd.(d)	213,000	209,706

Security	Shares	Value

China (continued)
China Galaxy Securities Co. Ltd., Class A	57,500	$89,603
China Galaxy Securities Co. Ltd., Class H	132,500	73,909
China Hongqiao Group Ltd.	133,000	174,728
China International Capital Corp. Ltd., Class A	6,800	44,322
China International Capital Corp. Ltd., Class H(d)	59,200	130,874
China Lesso Group Holdings Ltd.	39,000	46,810
China Life Insurance Co. Ltd., Class A	7,300	30,007
China Life Insurance Co. Ltd., Class H	415,000	632,263
China Literature Ltd.(c)(d)	21,400	87,642
China Longyuan Power Group Corp. Ltd., Class H	194,000	436,062
China Medical System Holdings Ltd.	61,000	95,135
China Meidong Auto Holdings Ltd.	36,000	136,817
China Mengniu Dairy Co. Ltd.	184,000	986,497
China Merchants Bank Co. Ltd., Class A	65,200	477,355
China Merchants Bank Co. Ltd., Class H	207,078	1,611,982
China Merchants Securities Co. Ltd., Class A	26,300	59,592
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	78,714
China Minsheng Banking Corp. Ltd., Class A	159,000	95,359
China Minsheng Banking Corp. Ltd., Class H	193,680	72,650
China Molybdenum Co. Ltd., Class H	213,000	109,501
China National Building Material Co. Ltd., Class H	228,000	280,450
China National Nuclear Power Co. Ltd., Class A	102,500	130,061
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	46,524
China Oilfield Services Ltd., Class H	64,000	65,026
China Overseas Land & Investment Ltd.	188,000	559,437
China Overseas Property Holdings Ltd.	85,000	100,252
China Pacific Insurance Group Co. Ltd., Class A	15,500	55,640
China Pacific Insurance Group Co. Ltd., Class H	137,000	331,471
China Petroleum & Chemical Corp., Class A	90,900	61,510
China Petroleum & Chemical Corp., Class H	1,212,400	602,469
China Railway Group Ltd., Class H	230,000	128,103
China Resources Cement Holdings Ltd.	122,000	101,132
China Resources Gas Group Ltd.	48,000	202,026
China Resources Land Ltd.	153,111	708,926
China Resources Mixc Lifestyle Services Ltd.(d)	19,400	94,953
China Ruyi Holdings Ltd.(b)(c)	124,000	33,238
China Shenhua Energy Co. Ltd., Class A	31,800	148,519
China Shenhua Energy Co. Ltd., Class H	140,000	445,648
China Southern Airlines Co. Ltd., Class H(c)	120,000	69,347
China State Construction Engineering Corp. Ltd., Class A	105,700	90,113
China State Construction International Holdings Ltd.	190,000	251,955
China Suntien Green Energy Corp. Ltd.	182,000	101,846
China Three Gorges Renewables Group Co. Ltd.	116,800	112,187
China Tourism Group Duty Free Corp. Ltd., Class A	5,900	151,478
China Tower Corp. Ltd., Class H(d)	1,886,000	211,123
China United Network Communications Ltd., Class A	225,300	126,276
China Vanke Co. Ltd., Class A	62,901	188,781
China Vanke Co. Ltd., Class H	86,200	193,888
China Yangtze Power Co. Ltd., Class A	90,600	312,629
China Zheshang Bank Co. Ltd., Class A	198,400	103,471
Chinasoft International Ltd.	150,000	122,949
Chindata Group Holdings Ltd., ADR(b)(c)	8,939	56,494
Chongqing Changan Automobile Co. Ltd., Class A	42,700	75,516
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	80,346
Chow Tai Fook Jewellery Group Ltd.	86,000	155,325
CIFI Ever Sunshine Services Group Ltd.	58,000	77,317
CIFI Holdings Group Co. Ltd.	178,500	104,025
CITIC Ltd.	315,000	348,450

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Securities Co. Ltd., Class A	36,915	$120,760
CITIC Securities Co. Ltd., Class H	171,450	392,981
Contemporary Amperex Technology Co. Ltd., Class A	8,400	670,904
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	79,299
COSCO SHIPPING Holdings Co. Ltd., Class A(c)	52,777	127,203
COSCO SHIPPING Holdings Co. Ltd., Class H(b)(c)	148,850	255,925
Country Garden Holdings Co. Ltd.(b)	447,270	342,388
Country Garden Services Holdings Co. Ltd.	107,000	450,751
CRRC Corp. Ltd., Class A	206,600	175,112
CSC Financial Co. Ltd., Class A	14,300	52,099
CSPC Pharmaceutical Group Ltd.	536,400	614,632
Dada Nexus Ltd., ADR(b)(c)	5,547	50,644
Dali Foods Group Co. Ltd.(d)	175,500	91,556
Daqo New Energy Corp., ADR(c)	2,904	119,993
DiDi Global, Inc.(c)	15,254	38,135
Dongfeng Motor Group Co. Ltd., Class H	138,000	103,228
Dongyue Group Ltd.	93,000	125,992
East Money Information Co. Ltd., Class A	59,896	236,804
Ecovacs Robotics Co. Ltd., Class A	1,800	30,665
Enn Energy Holdings Ltd.	43,800	654,193
Eve Energy Co. Ltd., Class A	4,600	57,559
Everbright Securities Co. Ltd., Class A	28,900	56,423
Fangda Carbon New Material Co. Ltd., Class A	10,420	13,760
Flat Glass Group Co. Ltd., Class A	18,000	126,764
Flat Glass Group Co. Ltd., Class H	16,000	61,086
Focus Media Information Technology Co. Ltd., Class A	37,300	35,625
Foshan Haitian Flavouring & Food Co. Ltd., Class A .	9,828	134,725
Fosun International Ltd.	131,500	142,129
Founder Securities Co. Ltd., Class A	107,800	113,918
Foxconn Industrial Internet Co. Ltd., Class A	3,500	5,576
Futu Holdings Ltd., ADR(b)(c)	2,769	90,159
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	72,546
Fuyao Glass Industry Group Co. Ltd., Class H(d)	22,400	90,948
Ganfeng Lithium Co. Ltd., Class A	7,700	150,889
Ganfeng Lithium Co. Ltd., Class H(d)	17,600	247,612
GDS Holdings Ltd., ADR(c)	4,184	164,222
Geely Automobile Holdings Ltd.	336,000	520,470
Genscript Biotech Corp.(c)	68,000	213,315
GF Securities Co. Ltd., Class H	93,600	131,764
Gigadevice Semiconductor Beijing, Inc., Class A	980	21,575
GoerTek, Inc., Class A	17,700	95,110
GOME Retail Holdings Ltd.(c)	627,000	38,880
Gotion High-tech Co. Ltd., Class A(c)	16,100	86,316
Great Wall Motor Co. Ltd., Class A	13,605	58,110
Great Wall Motor Co. Ltd., Class H	144,000	226,006
Greenland Holdings Corp. Ltd., Class A	25,198	21,340
Greentown China Holdings Ltd.	83,500	151,042
Greentown Service Group Co. Ltd.	94,000	93,728
Guangdong Haid Group Co. Ltd., Class A	10,700	92,186
Guangzhou Automobile Group Co. Ltd., Class H	134,400	110,823
Guangzhou R&F Properties Co. Ltd., Class H	34,400	12,130
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	57,346
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,600	52,763
Guotai Junan Securities Co. Ltd., Class A	55,544	136,712
Haidilao International Holding Ltd.(d)	66,000	126,988
Haier Smart Home Co. Ltd., Class A	41,800	150,812
Haier Smart Home Co. Ltd., Class H	112,000	358,118
Haitian International Holdings Ltd.	51,000	131,510

Security	Shares	Value

China (continued)
Haitong Securities Co. Ltd., Class A	45,000	$72,687
Haitong Securities Co. Ltd., Class H	144,400	109,731
Hangzhou First Applied Material Co. Ltd., Class A	800	14,175
Hangzhou Silan Microelectronics Co. Ltd.	15,700	118,747
Hangzhou Tigermed Consulting Co. Ltd., Class H(d) .	6,200	74,775
Hansoh Pharmaceutical Group Co. Ltd.(d)	56,000	93,114
Hello Group, Inc., ADR	7,937	45,876
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	67,456
Hengan International Group Co. Ltd.	39,000	179,703
Hengli Petrochemical Co. Ltd., Class A	26,600	86,596
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	68,897
Hua Hong Semiconductor Ltd.(c)(d)	21,000	87,690
Hualan Biological Engineering, Inc., Class A	10,800	34,389
Huaneng Power International, Inc., Class A	97,400	105,072
Huaneng Power International, Inc., Class H	192,000	81,437
Huatai Securities Co. Ltd., Class A	31,600	73,616
Huatai Securities Co. Ltd., Class H(d)	68,800	105,285
Huaxia Bank Co. Ltd., Class A	132,899	115,929
Huayu Automotive Systems Co. Ltd., Class A	8,300	25,908
Huazhu Group Ltd., ADR(b)	8,961	295,623
Hygeia Healthcare Holdings Co. Ltd.(d)	21,600	82,862
Iflytek Co. Ltd., Class A	2,600	18,913
I-Mab, ADR(c)	2,138	34,721
Imeik Technology Development Co. Ltd.	1,400	103,958
Industrial & Commercial Bank of China Ltd., Class A .	231,800	173,586
Industrial & Commercial Bank of China Ltd., Class H.	3,021,000	1,852,031
Industrial Bank Co. Ltd., Class A	73,700	238,326
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	191,700	66,869
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	112,167
Innovent Biologics, Inc.(c)(d)	64,000	215,368
iQIYI, Inc., ADR(b)(c)	11,889	53,976
JA Solar Technology Co. Ltd.	9,400	115,472
JD Health International, Inc.(c)(d)	30,500	182,622
JD.com, Inc., Class A(c)	108,346	3,078,638
Jiangsu Eastern Shenghong Co. Ltd.	43,500	96,731
Jiangsu Expressway Co. Ltd., Class H	158,000	165,007
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	53,791
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,312	122,985
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	110,141
Jiangsu Zhongtian Technology Co. Ltd.	45,000	119,639
Jiangxi Copper Co. Ltd., Class A	43,400	130,398
Jiangxi Copper Co. Ltd., Class H	30,000	49,622
Jiangxi Zhengbang Technology Co. Ltd., Class A	28,700	34,655
Jinxin Fertility Group Ltd.(c)(d)	68,000	51,590
Jiumaojiu International Holdings Ltd.(b)(d)	34,000	71,921
Kanzhun Ltd., ADR(b)(c)	4,535	112,967
KE Holdings, Inc., ADR(b)(c)	18,653	230,738
Kingboard Holdings Ltd.	35,000	168,810
Kingdee International Software Group Co. Ltd.(b)(c)	154,000	337,402
Kingfa Sci & Tech Co. Ltd., Class A	25,700	39,261
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	3,200	19,424
Kingsoft Corp. Ltd.	49,000	156,098
Kuaishou Technology(c)(d)	28,300	259,305
Kunlun Energy Co. Ltd.	268,000	231,615
Kweichow Moutai Co. Ltd., Class A	4,116	1,106,772
KWG Group Holdings Ltd.	74,000	30,231
Lenovo Group Ltd.(b)	442,000	478,799
Lens Technology Co. Ltd., Class A	12,300	22,471

4

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Li Auto, Inc., ADR(c)	33,569	$866,416
Li Ning Co. Ltd.	120,500	1,023,208
Lingyi iTech Guangdong Co., Class A(c)	7,000	5,568
Logan Group Co. Ltd.(b)	72,000	20,310
Longfor Group Holdings Ltd.(d)	91,500	468,038
LONGi Green Energy Technology Co. Ltd., Class A	16,940	190,629
Lufax Holding Ltd., ADR(b)(c)	29,061	161,870
Luxshare Precision Industry Co. Ltd., Class A	18,129	89,728
Luzhou Laojiao Co. Ltd., Class A	3,900	113,205
Mango Excellent Media Co. Ltd., Class A	11,800	57,358
Maxscend Microelectronics Co. Ltd., Class A	2,340	76,731
Meituan, Class B(c)(d)	218,000	4,129,778
Metallurgical Corp. of China Ltd., Class A	138,300	81,425
Microport Scientific Corp.	37,000	82,317
Ming Yuan Cloud Group Holdings Ltd.	84,000	113,171
Minth Group Ltd.	32,000	77,973
MMG Ltd.(c)	232,000	92,172
Montage Technology Co. Ltd.	11,000	115,778
Muyuan Foods Co. Ltd., Class A	15,946	141,878
Nanjing Securities Co. Ltd., Class A	33,000	42,484
NARI Technology Co. Ltd., Class A	18,240	89,715
NAURA Technology Group Co. Ltd., Class A	1,100	46,907
NetEase, Inc.	109,225	1,970,721
New China Life Insurance Co. Ltd., Class A	7,700	42,603
New China Life Insurance Co. Ltd., Class H	43,200	119,822
New Hope Liuhe Co. Ltd., Class A(c)	12,700	33,779
New Oriental Education & Technology Group, Inc., ADR(c)	81,222	93,405
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,000	11,630
NIO, Inc., ADR(b)(c)	70,611	1,486,362
Noah Holdings Ltd., ADR(b)(c)	1,707	40,166
Nongfu Spring Co. Ltd., Class H(d)	100,400	529,267
Ovctek China, Inc.	10,800	61,707
People’s Insurance Co. Group of China Ltd., Class H	381,000	124,310
PetroChina Co. Ltd., Class H	1,084,000	550,473
Pharmaron Beijing Co. Ltd., Class H(d)	8,800	105,832
PICC Property & Casualty Co. Ltd., Class H	320,298	326,158
Pinduoduo, Inc., ADR(b)(c)	21,134	847,685
Ping An Bank Co. Ltd., Class A	47,100	113,425
Ping An Healthcare and Technology Co. Ltd.(b)(c)(d)	25,800	66,681
Ping An Insurance Group Co. of China Ltd., Class A .	49,000	371,397
Ping An Insurance Group Co. of China Ltd., Class H .	334,000	2,335,016
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	119,763
Postal Savings Bank of China Co. Ltd., Class A	132,700	111,846
Postal Savings Bank of China Co. Ltd., Class H(b)(d) .	453,000	364,777
Power Construction Corp. of China Ltd., Class A	63,300	72,227
Powerlong Real Estate Holdings Ltd.	182,000	47,664
RLX Technology, Inc., ADR(c)	33,312	59,628
Rongsheng Petrochemical Co. Ltd., Class A	35,850	80,274
SAIC Motor Corp. Ltd., Class A	30,300	80,664
Sangfor Technologies, Inc., Class A	3,500	61,212
Sany Heavy Equipment International Holdings Co. Ltd.	28,000	28,997
Sany Heavy Industry Co. Ltd., Class A	32,700	89,619
SDIC Power Holdings Co. Ltd.	89,700	131,488
Seazen Group Ltd.	108,000	57,645
Seazen Holdings Co. Ltd., Class A	17,500	88,237
SF Holding Co. Ltd., Class A	15,900	113,927
SG Micro Corp., Class A	2,500	127,504
Shaanxi Coal Industry Co. Ltd., Class A	27,700	71,701
Shandong Gold Mining Co. Ltd., Class A	29,204	98,992

Security	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	$140,199
Shanghai Baosight Software Co. Ltd.	47,800	193,793
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	88,135
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	104,192
Shanghai International Airport Co. Ltd., Class A(c)	11,200	86,218
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	56,909
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	119,046
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	119,302
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,700	103,042
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	223,463
Shengyi Technology Co. Ltd., Class A	17,700	44,647
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	87,851
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	23,308
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	86,891
Shenzhen International Holdings Ltd.	40,500	42,599
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,700	68,602
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	207,369
Shenzhen Transsion Holdings Co. Ltd.	6,290	94,175
Shenzhou International Group Holdings Ltd.	51,400	678,584
Shimao Group Holdings Ltd.(b)	51,000	28,473
Shimao Services Holdings Ltd.(d)	57,000	30,174
Silergy Corp.	4,000	469,003
Sinopharm Group Co. Ltd., Class H	56,800	128,939
Sinotruk Hong Kong Ltd.	49,500	75,177
Smoore International Holdings Ltd.(b)(d)	96,000	224,907
Sunac China Holdings Ltd.	130,000	74,616
Sunac Services Holdings Ltd.(c)(d)	45,000	27,454
Sungrow Power Supply Co. Ltd., Class A	3,800	63,615
Suning.com Co. Ltd., Class A(c)	59,200	32,060
Sunny Optical Technology Group Co. Ltd.	35,300	560,611
Sunwoda Electronic Co. Ltd.	15,800	67,460
Suzhou TA&A Ultra Clean Technology Co. Ltd.	9,900	110,735
TAL Education Group, ADR(b)(c)	19,208	57,816
TBEA Co. Ltd.	36,500	116,117
TCL Technology Group Corp., Class A	78,200	60,102
Tencent Holdings Ltd.	307,100	14,155,573
Tencent Music Entertainment Group, ADR(c)	28,714	139,837
Thunder Software Technology Co. Ltd., Class A	6,000	92,848
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A .	18,100	120,635
Tingyi Cayman Islands Holding Corp.	88,000	147,562
Tongcheng Travel Holdings Ltd.(c)	52,400	92,332
Tongwei Co. Ltd., Class A	11,600	77,307
Topchoice Medical Corp., Class A(c)	900	20,155
Topsports International Holdings Ltd.(d)	81,000	67,322
TravelSky Technology Ltd., Class H	59,000	84,638
Trina Solar Co. Ltd.	13,277	121,927
Trip.com Group Ltd., ADR(b)(c)	24,955	576,960
Tsingtao Brewery Co. Ltd., Class H	42,000	330,172
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	156,820
Uni-President China Holdings Ltd.	82,000	71,159
Unisplendour Corp. Ltd., Class A	20,160	61,734
Venus MedTech Hangzhou, Inc., Class H(c)(d)	15,500	31,625
Vipshop Holdings Ltd., ADR(b)(c)	23,411	210,699

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Walvax Biotechnology Co. Ltd., Class A	8,600	$73,868
Wanhua Chemical Group Co. Ltd., Class A	14,700	185,999
Want Want China Holdings Ltd.	320,000	295,277
Weibo Corp., ADR(b)(c)	2,166	53,089
Weichai Power Co. Ltd., Class A	33,300	69,545
Weichai Power Co. Ltd., Class H	96,800	151,724
Weimob, Inc.(c)(d)	80,000	51,021
Wens Foodstuffs Group Co. Ltd., Class A(c)	20,160	69,757
Will Semiconductor Co. Ltd., Class A	4,100	123,632
Wilmar International Ltd.	97,900	339,049
Wingtech Technology Co. Ltd., Class A	4,238	53,803
Wuchan Zhongda Group Co. Ltd., Class A	25,699	21,490
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	54,269
Wuliangye Yibin Co. Ltd., Class A	11,500	278,674
WuXi AppTec Co. Ltd., Class A	12,936	226,806
WuXi AppTec Co. Ltd., Class H(d)	13,641	213,126
Wuxi Biologics Cayman, Inc.(c)(d)	188,500	1,496,802
Xiaomi Corp., Class B(c)(d)	772,400	1,349,711
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,400	132,156
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	23,662
Xinyi Solar Holdings Ltd.	296,000	515,149
XPeng, Inc., ADR(b)(c)	24,099	664,891
Yadea Group Holdings Ltd.(d)	68,000	104,166
Yankuang Energy Group Co. Ltd.	28,400	171,337
Yankuang Energy Group Co. Ltd., Class H	52,000	154,341
Yihai International Holding Ltd.	23,000	65,324
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	93,958
Yonghui Superstores Co. Ltd., Class A	27,898	18,489
Yonyou Network Technology Co. Ltd., Class A	7,800	27,990
Yum China Holdings, Inc.(b)	25,098	1,042,571
Yunnan Baiyao Group Co. Ltd., Class A	8,900	114,202
Yunnan Energy New Material Co. Ltd., Class A	2,300	79,188
Zai Lab Ltd., ADR(b)(c)	3,905	171,742
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	79,330
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	55,014
Zhejiang Expressway Co. Ltd., Class H	54,000	45,360
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,900	44,214
ZhongAn Online P&C Insurance Co. Ltd., Class H(c)(d)	23,500	78,662
Zhongsheng Group Holdings Ltd.	30,000	210,937
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	109,958
Zijin Mining Group Co. Ltd., Class A	145,900	258,044
Zijin Mining Group Co. Ltd., Class H	218,000	330,589
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	105,800	66,796
ZTE Corp., Class H	14,400	29,169
ZTO Express Cayman, Inc., ADR	19,024	475,600

		114,172,856

Colombia — 0.0%
Bancolombia SA	7,812	89,818
Ecopetrol SA	242,372	227,276
Grupo de Inversiones Suramericana SA	15,087	142,432
Interconexion Electrica SA ESP	24,518	157,908

		617,434

Security	Shares	Value

Czech Republic — 0.1%
CEZ A/S	10,005	$419,641
Komercni banka A/S	3,800	147,113
Moneta Money Bank A/S(d)	25,594	103,865

		670,619

Denmark — 1.7%
Ambu A/S, B Shares(b)	7,759	114,221
AP Moeller - Maersk A/S, Class A	197	581,621
AP Moeller - Maersk A/S, Class B	287	862,425
Carlsberg A/S, Class B	5,245	643,883
Chr Hansen Holding A/S	6,994	513,548
Coloplast A/S, Class B	6,575	995,708
Danske Bank A/S	33,905	564,012
Demant A/S(c)	6,675	302,077
DSV A/S	10,634	2,038,065
Genmab A/S(c)	3,415	1,233,338
GN Store Nord A/S	5,785	283,560
Novo Nordisk A/S, Class B	89,711	9,950,392
Novozymes A/S, B Shares	11,847	812,280
Orsted A/S(d)	10,523	1,317,179
Pandora A/S	6,009	572,444
Rockwool International A/S, B Shares	484	159,773
Tryg A/S	20,860	507,204
Vestas Wind Systems A/S	55,987	1,642,367

		23,094,097

Egypt — 0.0%
Commercial International Bank Egypt SAE(c)	67,142	169,180

Finland — 0.7%
Elisa OYJ	8,704	524,909
Fortum OYJ	21,500	392,957
Kesko OYJ, B Shares	12,322	340,212
Kone OYJ, Class B	18,652	976,061
Neste OYJ	24,512	1,117,579
Nokia OYJ(c)	299,168	1,647,523
Nordea Bank Abp	172,394	1,774,278
Orion OYJ, Class B	5,829	264,734
Sampo OYJ, A Shares	27,051	1,321,825
Stora Enso OYJ, R Shares	28,894	566,826
UPM-Kymmene OYJ	30,344	990,883
Wartsila OYJ Abp	30,424	277,797

		10,195,584

France — 6.8%
Accor SA(c)	10,412	335,467
Aeroports de Paris(b)(c)	1,364	203,970
Air Liquide SA	25,202	4,408,933
Airbus SE(c)	31,730	3,828,809
Alstom SA	17,506	409,621
Amundi SA(d)	2,625	179,500
Arkema SA	2,938	351,209
AXA SA	104,820	3,068,535
BioMerieux	1,981	211,434
BNP Paribas SA	59,376	3,393,019
Bollore SE	36,855	192,989
Bouygues SA	12,024	419,686
Bureau Veritas SA	14,829	422,787
Capgemini SE	8,591	1,906,368
Carrefour SA	37,003	805,261
Cie de Saint-Gobain	26,141	1,555,399
Cie Generale des Etablissements Michelin SCA	9,317	1,262,598
CNP Assurances	13,150	316,579

6

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Covivio	2,326	$185,112
Credit Agricole SA(b)	63,262	755,889
Danone SA	35,691	1,971,676
Dassault Aviation SA	1,270	200,555
Dassault Systemes SE	35,449	1,741,560
Edenred	14,658	724,762
Eiffage SA	4,993	512,442
Electricite de France SA	23,627	221,767
Engie SA	96,348	1,266,687
EssilorLuxottica SA	15,235	2,786,337
Eurazeo SE	2,062	173,359
Faurecia SE	5,305	137,976
Gecina SA	2,235	281,673
Getlink SE	24,371	438,913
Hermes International	1,724	2,440,056
Ipsen SA	1,966	246,093
Kering SA	4,121	2,601,699
Klepierre SA	10,557	281,071
La Francaise des Jeux SAEM(d)	3,884	154,088
Legrand SA	14,564	1,384,693
L’Oreal SA	13,359	5,336,187
LVMH Moet Hennessy Louis Vuitton SE	14,942	10,665,580
Orange SA	107,483	1,272,738
Orpea SA	2,713	117,727
Pernod Ricard SA	11,088	2,436,155
Publicis Groupe SA	12,145	737,124
Remy Cointreau SA	1,607	331,407
Renault SA(c)	9,369	244,906
Safran SA	18,005	2,119,827
Sanofi	60,588	6,194,492
Sartorius Stedim Biotech	1,419	580,959
Schneider Electric SE	28,767	4,829,701
SEB SA	2,025	282,408
Societe Generale SA	42,912	1,150,356
Sodexo SA	5,562	452,613
Teleperformance	3,129	1,191,830
Thales SA	5,829	729,998
TotalEnergies SE	135,498	6,856,134
Ubisoft Entertainment SA(c)	4,663	204,905
Unibail-Rodamco-Westfield(b)(c)	8,150	610,494
Valeo SA	13,865	256,100
Veolia Environnement SA	34,698	1,112,538
Vinci SA	28,918	2,954,627
Vivendi SE	43,169	563,982
Wendel SE	1,358	138,290
Worldline SA(c)(d)	14,715	638,633

		93,788,283

Germany — 4.8%
Adidas AG	10,286	2,396,904
Allianz SE, Registered Shares	22,170	5,294,375
BASF SE	49,832	2,843,439
Bayer AG, Registered Shares	54,036	3,696,012
Bayerische Motoren Werke AG	16,780	1,450,086
Bechtle AG	3,951	222,442
Beiersdorf AG	5,990	629,273
Brenntag SE	7,160	577,321
Carl Zeiss Meditec AG	2,201	354,531
Commerzbank AG(c)	61,651	468,480
Continental AG, Class A(c)	6,673	478,362
Covestro AG(d)	10,778	542,730
Daimler Truck Holding AG(c)	21,395	593,390

Security	Shares	Value

Germany (continued)
Delivery Hero SE(c)(d)	8,672	$377,959
Deutsche Bank AG, Registered Shares(c)	111,294	1,401,657
Deutsche Boerse AG	10,184	1,833,229
Deutsche Lufthansa AG, Registered Shares(c)	31,510	254,112
Deutsche Post AG, Registered Shares	53,773	2,567,761
Deutsche Telekom AG, Registered Shares	171,784	3,199,326
E.ON SE	118,148	1,372,660
Evonik Industries AG	10,596	293,959
Fresenius Medical Care AG & Co. KGaA	10,711	717,753
Fresenius SE & Co. KGaA	23,241	853,327
GEA Group AG	8,213	336,629
Hannover Rueck SE	2,791	474,130
HeidelbergCement AG	8,451	478,954
HelloFresh SE(c)	8,733	391,969
Henkel AG & Co. KGaA	5,146	339,660
Infineon Technologies AG	71,563	2,420,977
KION Group AG	3,490	230,016
Knorr-Bremse AG	3,724	285,471
LANXESS AG	5,945	260,974
LEG Immobilien SE	4,537	516,664
Mercedes-Benz Group AG, Registered Shares	46,636	3,273,357
Merck KGaA	7,027	1,467,480
MTU Aero Engines AG	3,134	724,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,405	1,979,650
Nemetschek SE	2,777	266,686
Puma SE	5,468	465,009
Rational AG	228	157,029
Rwe AG	32,891	1,432,156
SAP SE	55,727	6,176,118
Scout24 SE(d)	4,929	281,013
Siemens AG, Registered Shares	40,843	5,655,418
Siemens Energy AG(c)	20,941	476,423
Siemens Healthineers AG(d)	14,475	897,026
Symrise AG	7,159	858,312
Telefonica Deutschland Holding AG	78,736	214,146
Uniper SE	5,363	138,549
United Internet AG, Registered Shares	4,660	159,922
Volkswagen AG	1,946	480,700
Vonovia SE	38,715	1,804,521
Zalando SE(c)(d)	13,284	672,624

		65,735,502

Greece — 0.1%
Alpha Services and Holdings SA(c)	109,264	134,138
Eurobank Ergasias Services and Holdings SA(c)	150,627	176,219
FF Group(c)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	230,909
JUMBO SA	4,656	69,371
OPAP SA	10,676	155,403
Public Power Corp. SA(c)	12,105	101,346

		867,388

Hong Kong — 1.9%
AIA Group Ltd.	651,200	6,799,750
Alibaba Pictures Group Ltd.(c)	480,000	39,502
Beijing Enterprises Water Group Ltd.	232,000	70,979
Bosideng International Holdings Ltd.	234,000	108,422
China Education Group Holdings Ltd.	58,000	49,906
China Everbright Environment Group Ltd.	146,629	88,008
China Gas Holdings Ltd.	161,800	206,227
China Jinmao Holdings Group Ltd.	192,000	56,634
China Merchants Port Holdings Co. Ltd.	65,720	118,361

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
China Power International Development Ltd.	424,000	$223,068
China Resources Beer Holdings Co. Ltd.	80,000	486,719
China Resources Power Holdings Co. Ltd.	120,000	223,324
China Taiping Insurance Holdings Co. Ltd.	72,672	88,149
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	92,428
CK Asset Holdings Ltd.	102,008	697,268
CK Infrastructure Holdings Ltd.	41,500	277,421
CLP Holdings Ltd.	81,000	788,121
COSCO SHIPPING Ports Ltd.	134,000	103,843
ESR Cayman Ltd.(c)(d)	124,200	384,883
Far East Horizon Ltd.	141,000	126,001
Galaxy Entertainment Group Ltd.	111,000	656,829
Guangdong Investment Ltd.	164,000	223,440
Hang Lung Properties Ltd.	113,000	227,760
Hang Seng Bank Ltd.	43,400	834,701
Henderson Land Development Co. Ltd.	74,800	310,497
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	179,500	175,300
HKT Trust & HKT Ltd., Class SS(a)	185,900	254,898
Hong Kong & China Gas Co. Ltd.(b)	630,176	761,202
Hong Kong Exchanges & Clearing Ltd.	59,994	2,812,118
Hongkong Land Holdings Ltd.(b)	77,800	380,123
Hopson Development Holdings Ltd.(b)	37,400	70,685
Huabao International Holdings Ltd.(b)	23,000	12,690
Hutchmed China Ltd., ADR(b)(c)	6,525	123,453
Jardine Matheson Holdings Ltd.	12,900	709,500
Kingboard Laminates Holdings Ltd.	42,500	69,259
Lee & Man Paper Manufacturing Ltd.	120,000	62,261
Link REIT	119,700	1,019,392
Melco Resorts & Entertainment Ltd., ADR(c)	11,155	85,224
MTR Corp. Ltd.	66,000	355,428
New World Development Co. Ltd.	70,166	284,674
Nine Dragons Paper Holdings Ltd.	196,000	170,196
Power Assets Holdings Ltd.	71,500	465,969
Sino Biopharmaceutical Ltd.	574,750	356,877
Sino Land Co. Ltd.	240,800	310,490
SITC International Holdings Co. Ltd.	73,000	255,260
Sun Art Retail Group Ltd.	110,000	39,760
Sun Hung Kai Properties Ltd.	68,500	814,977
Swire Pacific Ltd., Class A	21,000	127,703
Swire Properties Ltd.	79,200	195,719
Techtronic Industries Co. Ltd.	69,000	1,105,481
Vinda International Holdings Ltd.	31,000	70,126
WH Group Ltd.(d)	460,000	288,859
Wharf Holdings Ltd.	94,000	286,315
Wharf Real Estate Investment Co. Ltd.	81,000	400,323
Xinyi Glass Holdings Ltd.	136,000	326,083
Yuexiu Property Co. Ltd.	135,000	133,596

		25,806,182

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	16,294	143,165
OTP Bank Nyrt(c)	15,236	552,731
Richter Gedeon Nyrt	8,007	169,259

		865,155

India — 3.7%
ACC Ltd.	4,939	139,363
Adani Enterprises Ltd.	8,673	229,119
Adani Green Energy Ltd.(c)	19,426	487,880
Adani Ports & Special Economic Zone Ltd.	27,638	280,516
Adani Total Gas Ltd.	13,720	389,248

Security	Shares	Value

India (continued)
Adani Transmission Ltd.(c)	12,713	$394,697
Ambuja Cements Ltd.	26,422	103,798
Apollo Hospitals Enterprise Ltd.	6,490	385,165
Asian Paints Ltd.	21,249	859,823
Aurobindo Pharma Ltd.	13,516	118,716
Avenue Supermarts Ltd.(c)(d)	7,036	370,017
Axis Bank Ltd.(c)	109,944	1,094,589
Bajaj Auto Ltd.	3,300	158,481
Bajaj Finance Ltd.	14,766	1,402,302
Bajaj Finserv Ltd.	1,711	381,827
Balkrishna Industries Ltd.	5,542	155,415
Bandhan Bank Ltd.(d)	58,169	234,306
Berger Paints India Ltd.	8,379	77,211
Bharat Electronics Ltd.	68,809	190,339
Bharat Forge Ltd.	11,954	109,801
Bharat Petroleum Corp. Ltd.	33,608	158,691
Bharti Airtel Ltd.(c)	128,944	1,278,409
Biocon Ltd.(c)	19,164	84,569
Britannia Industries Ltd.	4,997	210,694
Cholamandalam Investment and Finance Co. Ltd.	22,203	209,093
Cipla Ltd.	24,583	329,143
Coal India Ltd.	75,541	181,738
Colgate-Palmolive India Ltd.	6,248	126,869
Container Corp. Of India Ltd.	7,463	65,801
Dabur India Ltd.	37,975	267,799
Divi’s Laboratories Ltd.	6,478	374,693
DLF Ltd.	33,599	167,426
Dr Reddy’s Laboratories Ltd.	1,007	56,980
Dr Reddy’s Laboratories Ltd., ADR(b)	4,517	251,732
Eicher Motors Ltd.	6,440	207,678
GAIL India Ltd.	64,983	132,893
Godrej Consumer Products Ltd.(c)	26,503	260,217
Godrej Properties Ltd.(c)	7,174	157,154
Grasim Industries Ltd.	15,713	343,292
Havells India Ltd.	16,163	244,676
HCL Technologies Ltd.	59,861	914,846
HDFC Asset Management Co. Ltd.(d)	2,674	75,251
HDFC Life Insurance Co. Ltd.(d)	55,202	390,560
Hero MotoCorp Ltd.	7,430	223,471
Hindalco Industries Ltd.	85,181	635,503
Hindustan Petroleum Corp. Ltd.	25,339	89,710
Hindustan Unilever Ltd.	45,849	1,233,533
Housing Development Finance Corp. Ltd.	94,173	2,944,608
ICICI Bank Ltd.	235,947	2,250,456
ICICI Bank Ltd., ADR	22,806	431,946
ICICI Lombard General Insurance Co. Ltd.(d)	10,963	191,239
ICICI Prudential Life Insurance Co. Ltd.(d)	12,623	82,975
Indian Oil Corp. Ltd.	94,789	147,918
Indian Railway Catering & Tourism Corp. Ltd.	14,747	149,380
Indraprastha Gas Ltd.	14,609	71,682
Indus Towers Ltd.(c)	41,213	120,140
Info Edge India Ltd.	4,063	240,382
Infosys Ltd.	80,576	2,017,835
Infosys Ltd., ADR(b)	97,713	2,432,077
InterGlobe Aviation Ltd.(c)(d)	5,982	158,061
ITC Ltd.	148,193	487,651
JSW Steel Ltd.	49,283	473,426
Jubilant Foodworks Ltd.	4,029	139,227
Kotak Mahindra Bank Ltd.	31,483	723,058
Larsen & Toubro Infotech Ltd.(d)	2,827	227,941
Larsen & Toubro Ltd.	13,539	313,979
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	422,087

8

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Lupin Ltd.	11,830	$116,264
Mahindra & Mahindra Ltd.	23,090	244,187
Mahindra & Mahindra Ltd., GDR	27,036	298,409
Marico Ltd.	22,064	146,269
Maruti Suzuki India Ltd.	7,232	717,682
Mindtree Ltd.	3,781	212,733
Motherson Sumi Systems Ltd.	67,315	123,249
Motherson Sumi Wiring India Ltd.(c)	65,895	56,047
Mphasis Ltd.	4,649	205,685
MRF Ltd.	105	89,765
Muthoot Finance Ltd.	8,240	144,078
Nestle India Ltd.	1,798	411,026
NTPC Ltd.	269,224	477,465
Oil & Natural Gas Corp. Ltd.	161,872	348,098
Page Industries Ltd.	266	151,010
Petronet LNG Ltd.	71,896	183,185
PI Industries Ltd.	5,213	193,052
Pidilite Industries Ltd.	9,792	316,271
Piramal Enterprises Ltd.	9,612	275,605
Power Grid Corp. of India Ltd.	180,796	515,437
Reliance Industries Ltd.	151,736	5,248,179
SBI Cards & Payment Services Ltd.	10,550	117,878
SBI Life Insurance Co. Ltd.(d)	24,669	363,450
Shree Cement Ltd.	685	216,076
Shriram Transport Finance Co. Ltd.	13,178	195,685
Siemens Ltd.	4,979	154,789
SRF Ltd.	8,155	286,119
State Bank of India	46,891	302,955
State Bank of India, GDR, Registered Shares	5,712	363,489
Sun Pharmaceutical Industries Ltd.	43,350	521,766
Tata Consultancy Services Ltd.	49,099	2,412,989
Tata Consumer Products Ltd.	34,238	349,816
Tata Motors Ltd.(c)	76,613	433,005
Tata Motors Ltd., ADR(b)(c)	6,008	167,924
Tata Power Co. Ltd.	80,464	251,494
Tata Steel Ltd.	37,722	645,328
Tech Mahindra Ltd.	35,194	692,441
Titan Co. Ltd.	21,541	717,603
Torrent Pharmaceuticals Ltd.	2,660	97,638
Trent Ltd.	10,835	181,339
UltraTech Cement Ltd.	5,995	519,583
United Spirits Ltd.(c)	18,510	215,803
UPL Ltd.	26,481	267,622
Vedanta Ltd.	46,448	245,291
Wipro Ltd.	51,676	401,659
Wipro Ltd., ADR(b)	13,184	101,649
Yes Bank Ltd.(c)	558,202	90,149
Zomato Ltd.(c)	104,805	112,821

		51,161,159

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	1,157,300	216,754
Aneka Tambang Tbk	614,000	103,983
Astra International Tbk PT	965,400	441,950
Bank Central Asia Tbk PT	2,784,500	1,546,137
Bank Jago Tbk PT(c)	185,400	188,924
Bank Mandiri Persero Tbk PT	1,163,700	638,246
Bank Negara Indonesia Persero Tbk PT	405,600	231,737
Bank Rakyat Indonesia Persero Tbk PT	3,937,328	1,271,696
Barito Pacific Tbk PT	1,669,600	104,961
Charoen Pokphand Indonesia Tbk PT	335,800	132,099
Gudang Garam Tbk PT	22,300	49,019

Security	Shares	Value

Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	126,800	$69,625
Indocement Tunggal Prakarsa Tbk PT	88,600	66,238
Indofood CBP Sukses Makmur Tbk PT	165,500	84,565
Indofood Sukses Makmur Tbk PT	159,200	65,886
Kalbe Farma Tbk PT	858,400	96,224
Merdeka Copper Gold Tbk PT(c)	442,100	138,887
Sarana Menara Nusantara Tbk PT	1,534,700	114,334
Semen Indonesia Persero Tbk PT	106,000	48,919
Telkom Indonesia Persero Tbk PT	2,786,100	886,401
Tower Bersama Infrastructure Tbk PT	697,000	138,978
Unilever Indonesia Tbk PT	374,500	95,240
United Tractors Tbk PT	79,900	141,823

		6,872,626

Ireland — 0.6%
AerCap Holdings NV(b)(c)	7,150	359,502
CRH PLC	41,847	1,669,073
Experian PLC	50,693	1,952,979
Flutter Entertainment PLC(c)	8,663	998,363
James Hardie Industries PLC	24,415	732,404
Kerry Group PLC, Class A	7,914	885,116
Kingspan Group PLC	7,457	728,897
Smurfit Kappa Group PLC	12,493	554,906

		7,881,240

Isle of Man — 0.1%
Entain PLC(c)	33,776	723,516

Israel — 0.5%
Azrieli Group Ltd.	2,198	193,106
Bank Hapoalim BM	64,127	634,897
Bank Leumi Le-Israel BM	69,019	743,521
Check Point Software Technologies Ltd.(b)(c)	5,589	772,735
CyberArk Software Ltd.(b)(c)	2,248	379,350
Elbit Systems Ltd.	1,528	334,176
Fiverr International Ltd.(b)(c)	1,631	124,070
ICL Group Ltd.	34,017	404,380
Inmode Ltd.(c)	2,772	102,315
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	49,699	309,086
Kornit Digital Ltd.(c)	2,340	193,495
Mizrahi Tefahot Bank Ltd.	7,034	274,692
Nice Ltd.(b)(c)	3,741	818,253
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	63,845	599,505
Wix.com Ltd.(b)(c)	2,966	309,828

		6,193,411

Italy — 1.2%
Amplifon SpA	5,862	260,887
Assicurazioni Generali SpA	58,881	1,346,735
Atlantia SpA(c)	30,586	635,961
Davide Campari-Milano NV	28,673	332,580
DiaSorin SpA	2,093	326,912
Enel SpA	441,281	2,946,323
Eni SpA	130,474	1,902,730
Ferrari NV	6,897	1,502,577
FinecoBank Banca Fineco SpA	31,371	475,901
Infrastrutture Wireless Italiane SpA(d)	18,443	206,455
Intesa Sanpaolo SpA	871,311	1,994,226
Mediobanca Banca di Credito Finanziario SpA	28,749	290,523
Moncler SpA	11,041	612,575
Nexi SpA(c)(d)	23,897	275,764
Poste Italiane SpA(d)	23,222	263,351
Prysmian SpA	15,715	533,307

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	5,232	$262,329
Snam SpA	106,021	611,375
Telecom Italia SpA/Milano	791,287	290,502
Terna - Rete Elettrica Nazionale	76,635	658,086
UniCredit SpA	114,506	1,235,261

		16,964,360

Japan — 13.8%
Advantest Corp.	10,000	780,739
Aeon Co. Ltd.	36,500	778,271
AGC, Inc.	10,500	419,531
Aisin Corp.	7,800	266,585
Ajinomoto Co., Inc.	26,100	740,790
ANA Holdings, Inc.(c)	6,700	140,051
Asahi Group Holdings Ltd.	25,400	925,080
Asahi Intecc Co. Ltd.	10,700	208,742
Asahi Kasei Corp.	63,900	552,706
Astellas Pharma, Inc.(b)	104,800	1,637,488
Azbil Corp.	6,700	222,372
Bandai Namco Holdings, Inc.	11,200	849,290
Benefit One, Inc.(b)	4,600	96,541
Bridgestone Corp.	32,300	1,253,749
Brother Industries Ltd.(b)	16,500	300,059
Canon, Inc.	50,500	1,230,887
Capcom Co. Ltd.	8,000	193,955
Central Japan Railway Co.	8,300	1,082,264
Chiba Bank Ltd.	26,100	153,461
Chubu Electric Power Co., Inc.(b)	31,400	324,985
Chugai Pharmaceutical Co. Ltd.	36,500	1,217,947
Concordia Financial Group Ltd.	48,900	181,989
Cosmos Pharmaceutical Corp.	1,200	145,438
CyberAgent, Inc.	21,600	267,291
Dai Nippon Printing Co. Ltd.	9,800	229,763
Daifuku Co. Ltd.	4,900	349,622
Dai-ichi Life Holdings, Inc.(b)	54,800	1,113,579
Daiichi Sankyo Co. Ltd.	96,300	2,102,901
Daikin Industries Ltd.	13,000	2,360,850
Daito Trust Construction Co. Ltd.	3,400	360,891
Daiwa House Industry Co. Ltd.(b)	31,600	823,770
Daiwa House REIT Investment Corp.	130	350,481
Daiwa Securities Group, Inc.(b)	65,000	367,686
Denso Corp.(b)	22,900	1,461,022
Dentsu Group, Inc.	13,400	547,609
Disco Corp.	1,400	391,492
East Japan Railway Co.(b)	15,200	879,738
Eisai Co. Ltd.	12,800	593,006
ENEOS Holdings, Inc.	185,100	692,038
FANUC Corp.	10,500	1,842,853
Fast Retailing Co. Ltd.	3,100	1,589,237
Fuji Electric Co. Ltd.	5,300	264,156
FUJIFILM Holdings Corp.	19,900	1,214,695
Fujitsu Ltd.(b)	10,700	1,603,135
GLP J-REIT	231	351,005
GMO Payment Gateway Inc.	1,800	183,377
Hakuhodo DY Holdings, Inc.	14,000	175,742
Hamamatsu Photonics KK	8,600	456,770
Hankyu Hanshin Holdings, Inc.(b)	11,600	335,260
Hikari Tsushin, Inc.	1,000	113,686
Hino Motors Ltd.	12,500	73,073
Hirose Electric Co. Ltd.	1,611	233,522
Hitachi Construction Machinery Co. Ltd.	4,600	119,190
Hitachi Ltd.(b)	51,900	2,597,292

Security	Shares	Value

Japan (continued)
Hitachi Metals Ltd.(c)	12,900	$215,820
Honda Motor Co. Ltd.	87,100	2,468,923
Hoshizaki Corp.	2,500	171,500
Hoya Corp.	19,100	2,176,595
Hulic Co. Ltd.	19,700	176,737
Ibiden Co. Ltd.	4,700	229,134
Idemitsu Kosan Co. Ltd.(b)	8,949	246,684
Iida Group Holdings Co. Ltd.	6,800	117,238
Inpex Corp.	61,600	724,252
Isuzu Motors Ltd.	35,400	457,298
Ito En Ltd.	3,700	181,619
ITOCHU Corp.(b)	63,400	2,144,565
Itochu Techno-Solutions Corp.	3,800	97,069
Japan Airlines Co. Ltd.(c)	5,700	106,267
Japan Exchange Group, Inc.	30,800	571,891
Japan Metropolitan Fund Invest	364	307,144
Japan Post Bank Co. Ltd.(b)	18,900	151,782
Japan Post Holdings Co. Ltd.	121,300	890,857
Japan Post Insurance Co. Ltd.	10,400	181,118
Japan Real Estate Investment Corp.	59	309,019
Japan Tobacco, Inc.	63,900	1,091,257
JFE Holdings, Inc.(b)	28,700	401,633
JSR Corp.(b)	12,300	362,209
Kajima Corp.(b)	21,700	264,018
Kakaku.com, Inc.(b)	7,400	165,262
Kansai Electric Power Co., Inc.	45,300	426,688
Kansai Paint Co. Ltd.(b)	7,600	122,010
Kao Corp.	28,100	1,147,340
KDDI Corp.(b)	85,400	2,799,977
Keio Corp.(b)	5,500	214,393
Keisei Electric Railway Co. Ltd.(b)	5,400	150,010
Keyence Corp.	10,480	4,859,601
Kikkoman Corp.	8,100	536,514
Kintetsu Group Holdings Co. Ltd.(b)	8,500	243,312
Kirin Holdings Co. Ltd.	40,400	603,441
Kobayashi Pharmaceutical Co. Ltd.	2,600	208,320
Kobe Bussan Co. Ltd.	9,400	289,282
Koei Tecmo Holdings Co. Ltd.	2,860	93,787
Koito Manufacturing Co. Ltd.	4,500	182,113
Komatsu Ltd.	51,300	1,232,509
Konami Holdings Corp.	5,300	334,297
Kose Corp.	1,700	177,863
Kubota Corp.	56,100	1,051,553
Kurita Water Industries Ltd.	4,000	147,643
Kyocera Corp.	15,800	884,159
Kyowa Kirin Co. Ltd.	12,600	293,125
Lasertec Corp.	3,800	632,183
Lawson, Inc.	1,900	72,732
Lion Corp.	11,900	132,627
Lixil Corp.	13,600	253,174
M3, Inc.(b)	22,500	812,609
Makita Corp.	13,100	419,155
Marubeni Corp.	84,700	983,553
Mazda Motor Corp.	30,300	222,723
McDonald’s Holdings Co. Japan Ltd.	5,200	216,246
Medipal Holdings Corp.	9,800	161,251
MEIJI Holdings Co. Ltd.	6,200	336,238
Mercari, Inc.(b)(c)	5,200	134,233
MINEBEA MITSUMI, Inc.	19,200	418,175
MISUMI Group, Inc.	15,700	467,402
Mitsubishi Chemical Holdings Corp.(b)	59,500	395,719
Mitsubishi Corp.	73,500	2,758,214

10

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Electric Corp.(b)	90,500	$1,037,931
Mitsubishi Estate Co. Ltd.	58,900	877,048
Mitsubishi Gas Chemical Co., Inc.	9,300	157,430
Mitsubishi HC Capital, Inc.	37,900	176,103
Mitsubishi Heavy Industries Ltd.	18,700	613,849
Mitsubishi UFJ Financial Group, Inc.	649,100	4,012,177
Mitsui & Co. Ltd.	91,400	2,481,072
Mitsui Chemicals, Inc.	7,900	198,603
Mitsui Fudosan Co. Ltd.	50,200	1,074,396
Mitsui OSK Lines Ltd.	20,100	558,353
Miura Co. Ltd.	3,700	91,166
Mizuho Financial Group, Inc.	143,740	1,833,455
MonotaRO Co. Ltd.	18,200	390,614
MS&AD Insurance Group Holdings, Inc.	23,900	775,983
Murata Manufacturing Co. Ltd.	30,700	2,022,294
NEC Corp.	14,000	588,150
Nexon Co. Ltd.	25,600	612,447
NGK Insulators Ltd.	15,500	221,108
Nidec Corp.	24,400	1,927,187
Nihon M&A Center Holdings, Inc.	18,700	261,575
Nintendo Co. Ltd.(b)	5,900	2,978,095
Nippon Building Fund, Inc.	83	470,844
NIPPON EXPRESS HOLDINGS, Inc.	3,800	261,063
Nippon Paint Holdings Co. Ltd.	39,700	347,825
Nippon Sanso Holdings Corp.	9,300	176,826
Nippon Shinyaku Co. Ltd.	1,900	129,181
Nippon Steel Corp.	43,347	764,842
Nippon Telegraph & Telephone Corp.	68,400	1,987,286
Nippon Yusen KK	8,800	769,774
Nissan Chemical Corp.	5,900	346,081
Nissan Motor Co. Ltd.(c)	121,500	539,864
Nisshin Seifun Group, Inc.	9,000	125,562
Nissin Foods Holdings Co. Ltd.	3,500	245,403
Nitori Holdings Co. Ltd.	4,100	515,832
Nitto Denko Corp.	7,300	523,323
Nomura Holdings, Inc.(b)	162,300	682,596
Nomura Real Estate Holdings, Inc.(b)	5,200	124,535
Nomura Real Estate Master Fund, Inc.	289	382,031
Nomura Research Institute Ltd.	19,143	624,584
NTT Data Corp.	33,500	658,351
Obayashi Corp.	35,600	261,294
Obic Co. Ltd.	3,400	509,241
Odakyu Electric Railway Co. Ltd.	16,000	265,196
Oji Holdings Corp.(b)	39,000	193,486
Olympus Corp.	62,600	1,186,432
Omron Corp.	9,100	605,591
Ono Pharmaceutical Co. Ltd.	19,100	478,749
Open House Co. Ltd.	4,700	207,988
Oracle Corp.	2,000	138,594
Oriental Land Co. Ltd.	10,900	2,086,317
ORIX Corp.	66,500	1,325,515
Orix JREIT, Inc.(b)	142	192,571
Osaka Gas Co. Ltd.	18,700	320,446
Otsuka Corp.	5,800	205,646
Otsuka Holdings Co. Ltd.	21,500	742,777
Pan Pacific International Holdings Corp.	20,000	320,010
Panasonic Corp.	116,100	1,127,572
Persol Holdings Co. Ltd.	8,300	185,972
Pola Orbis Holdings, Inc.	5,600	72,918
Rakuten Group, Inc.	53,400	419,870
Recruit Holdings Co. Ltd.	73,200	3,180,322
Renesas Electronics Corp.(c)	67,900	786,755
Resona Holdings, Inc.	126,600	539,232

Security	Shares	Value

Japan (continued)
Ricoh Co. Ltd.(b)	39,800	$344,659
Rinnai Corp.	2,100	157,088
Rohm Co. Ltd.	4,200	326,088
Ryohin Keikaku Co. Ltd.	11,000	127,591
Santen Pharmaceutical Co. Ltd.	19,300	192,970
SBI Holdings, Inc.	12,550	316,647
SCSK Corp.	4,800	82,083
Secom Co. Ltd.	10,400	752,355
Seiko Epson Corp.(b)	14,900	223,841
Sekisui Chemical Co. Ltd.	21,100	302,340
Sekisui House Ltd.	29,600	572,558
Seven & i Holdings Co. Ltd.	39,100	1,864,179
SG Holdings Co. Ltd.(b)	17,100	322,006
Sharp Corp.(b)	12,500	116,681
Shimadzu Corp.	15,000	515,918
Shimano, Inc.	3,900	893,133
Shimizu Corp.(b)	31,400	188,436
Shin-Etsu Chemical Co. Ltd.	18,500	2,810,765
Shionogi & Co. Ltd.	14,800	909,362
Shiseido Co. Ltd.	21,000	1,060,678
Shizuoka Bank Ltd.	15,700	110,191
SMC Corp.	2,900	1,621,082
Softbank Corp.	154,600	1,803,116
SoftBank Group Corp.(b)	66,600	2,977,661
Sohgo Security Services Co. Ltd.	4,300	140,229
Sompo Holdings, Inc.	15,000	659,106
Sony Group Corp.	67,400	6,933,818
Square Enix Holdings Co. Ltd.	4,200	186,054
Stanley Electric Co. Ltd.	5,700	107,771
Subaru Corp.	37,400	594,024
SUMCO Corp.	22,300	364,938
Sumitomo Chemical Co. Ltd.	79,700	364,931
Sumitomo Corp.	59,300	1,026,996
Sumitomo Dainippon Pharma Co. Ltd.	6,600	65,114
Sumitomo Electric Industries Ltd.	33,500	398,224
Sumitomo Metal Mining Co. Ltd.	13,300	673,826
Sumitomo Mitsui Financial Group, Inc.	69,200	2,185,914
Sumitomo Mitsui Trust Holdings, Inc.	19,100	621,602
Sumitomo Realty & Development Co. Ltd.	16,400	453,875
Suntory Beverage & Food Ltd.	6,300	240,125
Suzuki Motor Corp.	19,700	675,123
Sysmex Corp.	8,800	637,362
T&D Holdings, Inc.	34,100	463,009
Taisei Corp.	8,800	254,048
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	181,044
Takeda Pharmaceutical Co. Ltd.	85,376	2,432,551
TDK Corp.	19,800	714,328
Terumo Corp.(b)	35,500	1,074,177
TIS, Inc.(b)	9,900	231,686
Tobu Railway Co. Ltd.	12,100	294,204
Toho Co. Ltd.	5,500	207,844
Tokio Marine Holdings, Inc.(b)	34,400	2,001,846
Tokyo Century Corp.	2,300	84,320
Tokyo Electric Power Co. Holdings, Inc.(c)	85,500	282,234
Tokyo Electron Ltd.	8,000	4,108,488
Tokyo Gas Co. Ltd.	20,100	367,975
Tokyu Corp.(b)	26,400	342,512
Toppan, Inc.	18,900	333,395
Toray Industries, Inc.(b)	70,500	366,569
Toshiba Corp.	21,600	820,658
Tosoh Corp.	10,700	158,141
TOTO Ltd.(b)	8,000	321,285
Toyo Suisan Kaisha Ltd.	3,700	132,394

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	7,800	$537,992
Toyota Motor Corp.(b)	564,930	10,190,205
Toyota Tsusho Corp.(b)	10,200	418,627
Trend Micro, Inc.	8,300	484,704
Tsuruha Holdings, Inc.	1,800	114,297
Unicharm Corp.	22,400	804,740
USS Co. Ltd.	12,100	203,324
Welcia Holdings Co. Ltd.	5,000	123,026
West Japan Railway Co.	11,800	488,943
Yakult Honsha Co. Ltd.	7,800	416,082
Yamaha Corp.	6,900	299,847
Yamaha Motor Co. Ltd.	16,500	369,826
Yamato Holdings Co. Ltd.	13,900	259,654
Yaskawa Electric Corp.(b)	13,000	506,674
Yokogawa Electric Corp.(b)	9,900	168,681
Z Holdings Corp.	157,200	679,590
ZOZO, Inc.	5,200	138,868

		190,587,295

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	236,516

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	58,377	211,180
Boubyan Bank KSCP(c)	58,039	179,514
Kuwait Finance House KSCP	258,842	911,425
Mabanee Co. KPSC	56,147	169,734
Mobile Telecommunications Co. KSCP	76,008	157,023
National Bank of Kuwait SAKP	394,189	1,424,378

		3,053,254

Luxembourg — 0.2%
ArcelorMittal SA	37,109	1,188,754
Aroundtown SA	52,261	298,638
Eurofins Scientific SE	7,109	703,242
Reinet Investments SCA	5,889	132,091
Tenaris SA	28,432	427,079

		2,749,804

Macau — 0.0%
Sands China Ltd.(c)	130,800	311,170

Malaysia — 0.4%
AMMB Holdings Bhd(c)	68,900	60,720
Axiata Group BHD	165,600	149,265
CIMB Group Holdings BHD	361,800	458,315
Dialog Group Bhd	142,134	92,411
DiGi.Com Bhd	144,300	133,617
Fraser & Neave Holdings Bhd(b)	12,300	61,431
Genting Bhd	119,100	132,233
Genting Malaysia Bhd	106,100	74,877
HAP Seng Consolidated Bhd	64,000	113,852
Hartalega Holdings Bhd	88,200	101,735
Hong Leong Bank Bhd	31,140	149,333
Hong Leong Financial Group Bhd	7,000	32,630
IHH Healthcare BHD	133,900	196,824
Inari Amertron Bhd	200,000	144,680
IOI Corp. Bhd	102,200	99,957
Kuala Lumpur Kepong Bhd	17,500	104,881
Malayan Banking BHD	273,700	581,670
Malaysia Airports Holdings Bhd(c)	101,100	167,107
Maxis BHD	144,000	134,308
MISC Bhd	83,600	145,958
Nestle Malaysia Bhd	2,400	76,257

Security	Shares	Value

Malaysia (continued)
Petronas Chemicals Group BHD	122,200	$278,999
Petronas Dagangan BHD	22,000	106,841
Petronas Gas Bhd	34,000	134,579
PPB Group Bhd	15,120	61,490
Press Metal Aluminium Holdings Bhd	155,600	229,436
Public Bank BHD	793,400	880,103
QL Resources Bhd	80,400	95,989
RHB Bank BHD	82,424	116,834
Sime Darby BHD	159,000	90,562
Sime Darby Plantation Bhd	79,200	93,414
Telekom Malaysia Bhd	55,900	65,010
Tenaga Nasional Bhd	155,300	332,410
Top Glove Corp. Bhd(b)	348,400	159,089
Westports Holdings Bhd	70,000	66,591

		5,923,408

Mexico — 0.7%
Alfa SAB de CV, Class A	179,985	136,731
America Movil SAB de CV, Series L	1,711,759	1,817,614
Arca Continental SAB de CV	33,779	229,694
Becle SAB de CV	5,783	14,232
Cemex SAB de CV(c)	868,117	466,575
Coca-Cola Femsa SAB de CV	24,300	133,815
Fibra Uno Administracion SA de CV	143,017	167,536
Fomento Economico Mexicano SAB de CV	103,621	861,477
Gruma SAB de CV, Class B	9,959	125,251
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	256,271
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	238,816
Grupo Bimbo SAB de CV, Series A	112,360	339,283
Grupo Carso SAB de CV, Series A1	11,376	42,558
Grupo Financiero Banorte SAB de CV, Class O	137,696	1,035,316
Grupo Financiero Inbursa SAB de CV, Class O(c)	99,700	208,874
Grupo Mexico SAB de CV, Series B	171,830	1,028,043
Grupo Televisa SAB, Series CPO	109,894	258,353
Industrias Penoles SAB de CV	7,755	97,977
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	110,429
Megacable Holdings SAB de CV, CPO	21,129	63,663
Operadora de Sites Mexicanos SA de CV(b)	105,313	134,064
Orbia Advance Corp. SAB de CV	36,623	96,685
Promotora y Operadora de Infraestructura SAB de CV	14,276	113,103
Wal-Mart de Mexico SAB de CV	270,979	1,116,068

		9,092,428

Netherlands — 3.0%
ABN AMRO Bank NV(b)(d)	27,646	353,035
Adyen NV(c)(d)	1,087	2,153,014
Aegon NV	100,140	530,855
Akzo Nobel NV	9,257	795,383
Argenx SE(c)	2,565	802,515
ASM International NV	2,595	944,922
ASML Holding NV	22,110	14,774,376
Euronext NV(d)	4,560	414,265
EXOR NV	5,070	385,420
Heineken Holding NV	5,886	460,892
Heineken NV	14,776	1,413,026
IMCD NV	2,928	499,494
ING Groep NV	204,378	2,133,895
JDE Peet’s NV(b)	6,653	190,842
Just Eat Takeaway.com NV(c)(d)	8,799	295,100
Koninklijke Ahold Delhaize NV	54,945	1,767,333

12

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke DSM NV	9,522	$1,703,426
Koninklijke KPN NV	197,069	683,825
Koninklijke Philips NV	51,634	1,574,511
NN Group NV	14,389	729,216
Prosus NV	50,118	2,702,754
QIAGEN NV(c)	12,758	626,033
Randstad NV	6,023	362,313
Stellantis NV	108,852	1,762,256
Universal Music Group NV	37,479	1,000,469
Wolters Kluwer NV	15,358	1,637,260

		40,696,430

New Zealand — 0.2%
Auckland International Airport Ltd.(c)	55,568	300,658
Fisher & Paykel Healthcare Corp. Ltd.	34,414	577,473
Mercury NZ Ltd.	24,362	100,009
Meridian Energy Ltd.	71,629	249,560
Ryman Healthcare Ltd.(b)	26,921	174,249
Spark New Zealand Ltd.	83,974	265,746
Xero Ltd.(c)	7,994	605,847

		2,273,542

Norway — 0.5%
Adevinta ASA(c)	11,701	106,821
Aker BP ASA	7,860	293,169
DNB Bank ASA	48,153	1,088,688
Equinor ASA	54,076	2,019,015
Gjensidige Forsikring ASA	10,495	260,247
Mowi ASA	20,651	556,253
Norsk Hydro ASA	62,662	608,816
Orkla ASA	49,277	437,801
Schibsted ASA, Class A	4,584	112,984
Schibsted ASA, B Shares	4,171	89,258
Telenor ASA	38,597	553,849
Yara International ASA	9,865	493,334

		6,620,235

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR(c)	9,607	96,743
Credicorp Ltd.	3,359	577,311
Southern Copper Corp.(b)	5,366	407,279

		1,081,333

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	81,146
AC Energy Corp.	606,700	102,004
Ayala Corp.	13,480	214,218
Ayala Land, Inc.	317,200	214,172
Bank of the Philippine Islands	94,032	180,995
BDO Unibank, Inc.	93,622	239,149
Globe Telecom, Inc.	905	44,416
GT Capital Holdings, Inc.	3,701	39,358
International Container Terminal Services, Inc.	41,800	181,081
JG Summit Holdings, Inc.	164,265	194,543
Jollibee Foods Corp.	45,180	196,180
Manila Electric Co.	11,960	86,218
Metro Pacific Investments Corp.	584,000	42,752
Metropolitan Bank & Trust Co.	96,987	106,580
Monde Nissin Corp.(c)(d)	387,800	102,674
PLDT, Inc.	6,295	225,060
SM Investments Corp.	9,052	159,016

Security	Shares	Value

Philippines (continued)
SM Prime Holdings, Inc.	486,150	$354,428
Universal Robina Corp.	34,300	80,207

		2,844,197

Poland — 0.2%
Allegro.eu SA(c)(d)	20,056	167,989
Bank Polska Kasa Opieki SA	8,196	219,079
CD Projekt SA	3,685	151,264
Cyfrowy Polsat SA	8,953	58,945
Dino Polska SA(c)(d)	3,219	259,795
InPost SA(c)	8,911	56,539
KGHM Polska Miedz SA	7,250	294,436
LPP SA	55	148,821
mBank SA(c)	1,117	93,155
Orange Polska SA(c)	32,359	60,602
PGE Polska Grupa Energetyczna SA(c)	38,915	83,818
Polski Koncern Naftowy ORLEN SA	18,696	335,509
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	137,887
Powszechna Kasa Oszczednosci Bank Polski SA(c)	49,894	470,130
Powszechny Zaklad Ubezpieczen SA	26,379	211,168
Santander Bank Polska SA	1,611	116,489

		2,865,626

Portugal — 0.1%
EDP - Energias de Portugal SA	160,347	789,210
Galp Energia SGPS SA	25,061	316,838
Jeronimo Martins SGPS SA	17,151	411,451

		1,517,499

Qatar — 0.3%
Barwa Real Estate Co.	109,970	104,964
Commercial Bank PSQC	100,850	206,115
Industries Qatar QSC	97,136	504,459
Masraf Al Rayan QSC	256,810	363,258
Mesaieed Petrochemical Holding Co.	245,102	195,143
Ooredoo QPSC	63,062	122,708
Qatar Electricity & Water Co. QSC	34,989	174,797
Qatar Fuel QSC	23,217	113,560
Qatar Gas Transport Co. Ltd.	132,108	129,397
Qatar International Islamic Bank QSC	39,371	119,178
Qatar Islamic Bank SAQ	52,150	340,152
Qatar National Bank QPSC	249,031	1,568,079

		3,941,810

Romania — 0.0%
NEPI Rockcastle PLC	22,422	149,338

Russia(e) — 0.0%
Alrosa PJSC(c)	189,683	23
Gazprom PJSC	621,256	77
Inter RAO UES PJSC(c)	2,890,341	356
LUKOIL PJSC	21,213	3
Magnit PJSC, GDR, Registered Shares	14,877	149
MMC Norilsk Nickel PJSC	3,587	—
Mobile TeleSystems PJSC, ADR	25,223	252
Moscow Exchange MICEX-RTS PJSC(c)	63,850	8
Novatek PJSC, GDR, Registered Shares	4,413	44
Novolipetsk Steel PJSC(c)	58,207	7
Ozon Holdings PLC, ADR(c)	2,417	—
PhosAgro PJSC, GDR, Registered Shares	7,652	77
Polymetal International PLC	13,797	2
Polyus PJSC(c)	2,382	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	72

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Severstal PAO	10,830	$1
Surgutneftegas PJSC	413,786	51
Tatneft PJSC	79,440	10
TCS Group Holding PLC, Registered Shares	6,905	1
United Co. RUSAL International PJSC(c)	172,792	21
VK Co. Ltd., GDR, Registered Shares(c)	5,177	1
VTB Bank PJSC	186,510,000	23
X5 Retail Group NV, GDR, Registered Shares	9,876	1
Yandex NV, Class A(c)	16,115	2

		1,190

Saudi Arabia — 1.2%
Advanced Petrochemical Co.	7,524	140,815
Al Rajhi Bank	65,173	2,781,829
Alinma Bank	51,081	526,759
Almarai Co. JSC	14,060	191,300
Arab National Bank	31,320	230,947
Bank AlBilad(c)	21,220	348,781
Bank Al-Jazira	25,089	175,165
Banque Saudi Fransi	38,664	551,171
Bupa Arabia for Cooperative Insurance Co.	3,161	150,825
Co for Cooperative Insurance	5,107	97,568
Dar Al Arkan Real Estate Development Co.(c)	26,789	77,631
Dr Sulaiman Al Habib Medical Services Group Co.	3,988	201,612
Emaar Economic City(c)	43,654	135,263
Etihad Etisalat Co.	14,520	160,624
Jarir Marketing Co.	2,022	105,946
Mobile Telecommunications Co. Saudi Arabia(c)	32,501	114,853
Mouwasat Medical Services Co.	2,638	149,075
National Industrialization Co.(c)	29,825	182,062
National Petrochemical Co.	13,069	161,033
Rabigh Refining & Petrochemical Co.(c)	21,209	158,402
Riyad Bank	75,342	751,807
SABIC Agri-Nutrients Co.	11,261	543,351
Sahara International Petrochemical Co.	14,239	202,283
Saudi Arabian Mining Co.(c)	20,212	717,607
Saudi Arabian Oil Co.(d)	121,069	1,388,745
Saudi Basic Industries Corp.	46,393	1,612,470
Saudi British Bank	49,635	524,286
Saudi Electricity Co.	40,008	281,178
Saudi Industrial Investment Group	15,022	139,508
Saudi Kayan Petrochemical Co.(c)	43,107	257,670
Saudi National Bank	113,203	2,130,022
Saudi Research & Media Group(c)	2,197	146,689
Saudi Telecom Co.	28,508	815,704
Savola Group	12,960	125,561
Yanbu National Petrochemical Co.	12,736	226,074

		16,504,616

Singapore — 0.9%
Ascendas Real Estate Investment Trust	164,051	353,502
BOC Aviation Ltd.(d)	12,300	96,618
CapitaLand Integrated Commercial Trust	242,723	401,546
Capitaland Investment Ltd.(c)	169,500	496,647
City Developments Ltd.	17,400	100,585
DBS Group Holdings Ltd.	97,384	2,551,675
Genting Singapore Ltd.	233,100	139,321
Grab Holdings Ltd.(b)(c)	47,078	164,773
JOYY, Inc., ADR(b)	2,689	98,767
Keppel Corp. Ltd.	81,000	381,935
Mapletree Commercial Trust	114,900	159,861
Mapletree Logistics Trust	200,049	271,851
Oversea-Chinese Banking Corp. Ltd.(b)	168,449	1,528,144
Sea Ltd., ADR(b)(c)	17,803	2,132,621

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(b)(c)	71,999	$290,169
Singapore Exchange Ltd.	42,100	308,528
Singapore Technologies Engineering Ltd.	65,500	198,403
Singapore Telecommunications Ltd.	435,300	845,244
United Overseas Bank Ltd.	58,900	1,378,142
UOL Group Ltd.	22,000	113,910
Venture Corp. Ltd.(b)	23,000	296,402

		12,308,644

South Africa — 1.1%
Absa Group Ltd.	39,136	507,451
African Rainbow Minerals Ltd.	7,134	139,702
Anglo American Platinum Ltd.	2,774	380,913
AngloGold Ashanti Ltd.(b)	27,431	650,884
Aspen Pharmacare Holdings Ltd.	18,439	250,644
Bid Corp. Ltd.(b)	20,489	445,914
Bidvest Group Ltd.(b)	15,555	238,129
Capitec Bank Holdings Ltd.	4,636	738,330
Clicks Group Ltd.	17,239	364,600
Discovery Ltd.(c)	20,716	258,053
Exxaro Resources Ltd.	14,243	215,351
FirstRand Ltd.(b)	278,933	1,472,253
Gold Fields Ltd.(b)	43,191	668,838
Growthpoint Properties Ltd.(b)	122,689	123,592
Harmony Gold Mining Co. Ltd.	48,026	240,858
Impala Platinum Holdings Ltd.	48,889	752,514
Kumba Iron Ore Ltd.	2,943	130,729
Mr Price Group Ltd.	10,819	159,741
MTN Group Ltd.(b)	87,240	1,128,809
MultiChoice Group	18,030	162,538
Naspers Ltd., N Shares	11,711	1,322,667
Nedbank Group Ltd.	21,346	339,076
Northam Platinum Holdings Ltd.(c)	18,042	269,263
Old Mutual Ltd.(b)	220,791	207,764
Pepkor Holdings Ltd.(d)	96,071	152,530
Rand Merchant Investment Holdings Ltd.	48,390	172,830
Remgro Ltd.	22,131	226,906
Sanlam Ltd.(b)	86,962	428,116
Sasol Ltd.(c)	31,859	770,225
Shoprite Holdings Ltd.	22,378	361,194
Sibanye Stillwater Ltd.	137,560	553,125
Spar Group Ltd.	12,100	140,530
Standard Bank Group Ltd.(b)	75,308	935,621
Tiger Brands Ltd.	7,701	85,324
Vodacom Group Ltd.	34,946	382,642
Woolworths Holdings Ltd.	55,517	218,714

		15,596,370

South Korea — 3.4%
Alteogen, Inc.(c)	1,407	64,987
Amorepacific Corp.	1,902	249,332
Amorepacific Group	1,240	44,642
BGF retail Co. Ltd.	426	61,188
Celltrion Healthcare Co. Ltd.	4,593	244,659
Celltrion Pharm, Inc.(c)	745	59,812
Celltrion, Inc.	5,118	720,502
Cheil Worldwide, Inc.	4,081	78,947
CJ CheilJedang Corp.	487	147,635
CJ Corp.	848	58,657
CJ ENM Co. Ltd.	390	41,982
CJ Logistics Corp.(c)	414	43,987
Coway Co. Ltd.	4,839	272,756
DB Insurance Co. Ltd.	1,949	112,226
Doosan Bobcat, Inc.	2,907	92,385

14

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Doosan Heavy Industries & Construction Co. Ltd.(c)	18,636	$310,198
Ecopro BM Co. Ltd.	621	200,687
E-MART, Inc.	661	76,340
F&F Co. Ltd.	196	119,546
Green Cross Corp.	457	75,826
GS Engineering & Construction Corp.	4,354	165,342
GS Holdings Corp.	2,934	105,963
Hana Financial Group, Inc.	17,365	690,661
Hankook Tire & Technology Co. Ltd.	4,552	125,680
Hanmi Pharm Co. Ltd.	242	54,517
Hanon Systems	6,705	64,882
Hanwha Solutions Corp.(c)	7,333	216,098
HLB, Inc.(c)	6,786	170,286
HMM Co. Ltd.	17,458	415,877
Hotel Shilla Co. Ltd.	1,174	78,095
HYBE Co. Ltd.(c)	1,064	268,898
Hyundai Engineering & Construction Co. Ltd.	3,298	129,114
Hyundai Glovis Co. Ltd.	1,004	158,311
Hyundai Heavy Industries Holdings Co. Ltd.	2,110	93,083
Hyundai Mobis Co. Ltd.	3,557	626,923
Hyundai Motor Co.	7,239	1,068,049
Hyundai Steel Co.	3,455	117,335
Iljin Materials Co. Ltd.	1,243	97,960
Industrial Bank of Korea	10,461	92,961
Kakao Corp.	17,630	1,532,373
Kakao Games Corp.(c)	1,768	112,717
KakaoBank Corp.(c)	5,667	239,347
Kangwon Land, Inc.(c)	4,062	92,646
KB Financial Group, Inc.	19,522	978,323
Kia Corp.	13,218	800,590
Korea Aerospace Industries Ltd.	2,844	98,678
Korea Electric Power Corp.(c)	10,419	194,117
Korea Investment Holdings Co. Ltd.	1,488	95,595
Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	1,655	120,386
Korea Zinc Co. Ltd.	398	191,578
Korean Air Lines Co. Ltd.(c)	8,579	212,099
Krafton, Inc.(c)	1,156	260,432
KT&G Corp.	6,333	421,335
Kumho Petrochemical Co. Ltd.	1,183	149,928
L&F Co. Ltd.(c)	1,254	230,765
LG Chem Ltd.	2,512	1,097,660
LG Corp.	5,548	348,404
LG Display Co. Ltd.	10,040	169,246
LG Electronics, Inc.	6,286	618,312
LG Energy Solution(c)	1,120	408,432
LG Household & Health Care Ltd.	441	311,087
LG Innotek Co. Ltd.	809	255,434
LG Uplus Corp.	6,969	80,175
Lotte Chemical Corp.	865	148,460
Lotte Shopping Co. Ltd.	260	20,418
Meritz Financial Group, Inc.	4,147	138,810
Meritz Fire & Marine Insurance Co. Ltd.	3,828	148,985
Meritz Securities Co. Ltd.	25,240	135,658
Mirae Asset Securities Co. Ltd.	9,107	63,931
NAVER Corp.	6,448	1,792,086
NCSoft Corp.	791	303,353
Netmarble Corp.(d)	1,410	128,852
NH Investment & Securities Co. Ltd.	5,312	49,670
Orion Corp.	907	66,044
Pan Ocean Co. Ltd.	24,785	141,992
Pearl Abyss Corp.(c)	1,729	140,581

Security	Shares	Value

South Korea (continued)
POSCO Chemical Co. Ltd.	2,049	$201,444
POSCO Holdings, Inc.	4,222	1,012,747
S-1 Corp.	442	25,928
Samsung Biologics Co. Ltd.(c)(d)	944	641,426
Samsung C&T Corp.	4,015	374,882
Samsung Electro-Mechanics Co. Ltd.	3,088	415,784
Samsung Electronics Co. Ltd.	256,777	14,693,542
Samsung Engineering Co. Ltd.(c)	6,952	149,211
Samsung Fire & Marine Insurance Co. Ltd.	1,332	239,873
Samsung Heavy Industries Co. Ltd.(c)	32,333	150,555
Samsung Life Insurance Co. Ltd.	3,145	170,313
Samsung SDI Co. Ltd.	3,129	1,522,852
Samsung SDS Co. Ltd.	2,432	275,912
Samsung Securities Co. Ltd.	2,723	93,508
SD Biosensor, Inc.	2,813	129,504
Seegene, Inc.	1,744	73,083
Shinhan Financial Group Co. Ltd.	22,744	772,584
SK Biopharmaceuticals Co. Ltd.(c)	2,896	213,302
SK Bioscience Co. Ltd.(c)	1,588	203,718
SK Chemicals Co. Ltd.	589	65,531
SK Hynix, Inc.	29,228	2,811,708
SK IE Technology Co. Ltd.(c)(d)	2,047	210,899
SK Innovation Co. Ltd.(c)	2,907	509,966
SK Square Co. Ltd.(c)	4,142	192,655
SK Telecom Co. Ltd.	2,001	93,563
SK, Inc.	2,218	439,537
SKC Co. Ltd.	1,153	144,976
S-Oil Corp.	2,657	210,817
Woori Financial Group, Inc.	25,605	320,925
Yuhan Corp.	2,039	97,825

		46,573,398

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	13,268	357,698
Aena SME SA(c)(d)	3,809	634,961
Amadeus IT Group SA(c)	24,453	1,589,886
Banco Bilbao Vizcaya Argentaria SA	365,183	2,085,168
Banco Santander SA	899,189	3,057,176
CaixaBank SA	237,510	805,605
Cellnex Telecom SA(d)	25,790	1,241,128
EDP Renovaveis SA	14,549	374,065
Enagas SA	8,450	187,643
Endesa SA	16,421	358,037
Ferrovial SA	29,053	772,660
Grifols SA	14,947	271,298
Iberdrola SA	311,987	3,410,008
Industria de Diseno Textil SA	58,394	1,273,279
Naturgy Energy Group SA	14,040	420,631
Red Electrica Corp. SA	20,753	426,080
Repsol SA	79,946	1,047,228
Siemens Gamesa Renewable Energy SA(c)	13,551	237,674
Telefonica SA	271,300	1,314,790

		19,865,015

Sweden — 2.1%
Alfa Laval AB	15,879	546,197
Assa Abloy AB, Class B	53,251	1,431,365
Atlas Copco AB, A Shares	36,213	1,879,669
Atlas Copco AB, B Shares	22,072	1,000,955
Boliden AB	15,302	771,912
Electrolux AB	12,552	189,943
Embracer Group AB(c)	27,798	232,034
Epiroc AB, Class A	32,873	703,116
Epiroc AB, Class B	21,727	392,268

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
EQT AB(b)	18,512	$721,936
Essity AB, Class B	30,432	718,165
Evolution AB(d)	9,160	931,886
Fastighets AB Balder, B Shares(c)	4,951	325,974
Getinge AB	11,374	453,128
H & M Hennes & Mauritz AB, B Shares	36,265	486,953
Hexagon AB, B Shares	101,318	1,419,546
Husqvarna AB, B Shares	19,743	205,954
Industrivarden AB, A Shares	4,631	131,339
Industrivarden AB, C Shares	13,572	378,305
Investment AB Latour, B Shares	6,110	193,975
Investor AB	23,100	537,509
Investor AB, B Shares	102,401	2,224,993
Kinnevik AB, Class B(c)	12,635	329,471
L E Lundbergforetagen AB, B Shares	3,350	170,021
Lifco AB	11,555	293,330
Lundin Energy AB	12,763	535,716
Nibe Industrier AB, B Shares	84,925	941,355
Sagax AB, Class B	9,152	277,717
Sandvik AB	60,919	1,294,091
Securitas AB, B Shares	13,331	150,391
Sinch AB(c)(d)	35,479	240,635
Skandinaviska Enskilda Banken AB, Class A	84,633	914,955
Skanska AB, B Shares	21,743	486,439
SKF AB, B Shares	18,679	304,579
Svenska Cellulosa AB SCA, Class B	32,013	621,618
Svenska Handelsbanken AB, A Shares	76,947	707,561
Swedbank AB, A Shares	50,206	749,858
Swedish Match AB	86,180	648,076
Tele2 AB, B Shares	26,650	402,836
Telefonaktiebolaget LM Ericsson, B Shares	160,983	1,467,448
Telia Co. AB	158,189	634,292
Volvo AB, A Shares	10,115	193,746
Volvo AB, B Shares	76,858	1,433,812

		28,675,069

Switzerland — 6.6%
ABB Ltd., Registered Shares	83,465	2,707,662
Adecco Group AG, Registered Shares	7,309	331,547
Alcon, Inc.	26,788	2,122,304
Bachem Holding AG	294	161,801
Baloise Holding AG, Registered Shares	2,595	463,458
Barry Callebaut AG, Registered Shares	215	504,057
Chocoladefabriken Lindt & Spruengli AG	59	702,213
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	604,792
Cie Financiere Richemont SA, Class A, Registered Shares	28,399	3,599,709
Clariant AG, Registered Shares	14,711	255,280
Coca-Cola HBC AG	15,096	314,841
Credit Suisse Group AG, Registered Shares	152,427	1,199,922
EMS-Chemie Holding AG, Registered Shares	333	323,611
Geberit AG, Registered Shares	1,962	1,209,487
Givaudan SA, Registered Shares	497	2,054,069
Holcim Ltd., Registered Shares	27,105	1,318,300
Julius Baer Group Ltd.	11,737	679,507
Kuehne + Nagel International AG, Registered Shares	3,063	869,675
Logitech International SA, Registered Shares	8,815	655,238
Lonza Group AG, Registered Shares	4,060	2,941,889
Nestle SA, Registered Shares	150,770	19,602,914
Novartis AG, Registered Shares	119,139	10,459,392
Partners Group Holding AG	1,146	1,418,979

Security	Shares	Value

Switzerland (continued)
Roche Holding AG	39,594	$15,745,664
Schindler Holding AG	2,762	591,814
Schindler Holding AG, Registered Shares	1,003	213,727
SGS SA, Registered Shares	315	875,745
Sika AG, Registered Shares	7,253	2,399,681
Sonova Holding AG, Registered Shares	2,860	1,194,731
STMicroelectronics NV	34,711	1,508,678
Straumann Holding AG, Registered Shares	553	882,968
Swatch Group AG	1,397	396,083
Swatch Group AG, Registered Shares	3,546	192,960
Swiss Life Holding AG, Registered Shares	1,650	1,057,329
Swiss Prime Site AG, Registered Shares	4,610	454,660
Swiss Re AG	15,887	1,512,346
Swisscom AG, Registered Shares	1,435	862,157
Temenos AG, Registered Shares	3,470	333,778
UBS Group AG, Registered Shares	189,692	3,706,829
VAT Group AG(d)	1,377	524,277
Vifor Pharma AG(c)	3,027	539,687
Zurich Insurance Group AG	8,049	3,975,398

		91,469,159

Taiwan — 4.5%
Accton Technology Corp.	27,000	207,603
Acer, Inc.	179,504	186,058
Advantech Co. Ltd.	15,157	194,216
ASE Technology Holding Co. Ltd.	183,343	653,336
Asia Cement Corp.	94,233	159,121
ASMedia Technology, Inc.	2,000	133,624
Asustek Computer, Inc.	38,220	495,854
AU Optronics Corp.	414,000	282,371
Catcher Technology Co. Ltd.	45,000	225,758
Cathay Financial Holding Co. Ltd	433,488	967,605
Chailease Holding Co. Ltd.	58,716	515,017
Chang Hwa Commercial Bank Ltd.	246,513	164,292
Cheng Shin Rubber Industry Co. Ltd.	66,436	81,788
China Development Financial Holding Corp.	910,191	604,107
China Steel Corp.	635,638	856,992
Chunghwa Telecom Co. Ltd.	187,000	828,199
Compal Electronics, Inc.	192,000	178,854
CTBC Financial Holding Co. Ltd.	1,005,601	1,024,814
Delta Electronics, Inc.	101,000	936,444
E Ink Holdings, Inc.	58,000	368,811
E.Sun Financial Holding Co. Ltd.	633,918	727,297
Eclat Textile Co. Ltd.	12,303	203,672
eMemory Technology, Inc.	3,000	190,638
Evergreen Marine Corp. Taiwan Ltd.	144,139	669,981
Far Eastern New Century Corp.	80,607	85,182
Far EasTone Telecommunications Co. Ltd.	140,000	358,717
Feng TAY Enterprise Co. Ltd.	21,318	141,763
First Financial Holding Co. Ltd.	497,742	492,216
Formosa Chemicals & Fibre Corp.	218,360	599,327
Formosa Petrochemical Corp.	50,000	164,106
Formosa Plastics Corp.	186,040	688,079
Foxconn Technology Co. Ltd.	43,007	93,640
Fubon Financial Holding Co. Ltd.	392,596	1,042,428
Giant Manufacturing Co. Ltd.	21,000	190,088
Globalwafers Co. Ltd.	12,000	279,300
Hiwin Technologies Corp.	13,545	112,423
Hon Hai Precision Industry Co. Ltd.	666,800	2,448,376
Hotai Motor Co. Ltd.	13,000	269,501
Hua Nan Financial Holdings Co. Ltd.	466,213	394,368
Innolux Corp.	624,494	361,684
Inventec Corp.	92,470	79,266

16

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Largan Precision Co. Ltd.	5,000	$326,847
Lite-On Technology Corp.	99,816	235,843
MediaTek, Inc.	80,255	2,497,577
Mega Financial Holding Co. Ltd.	598,110	893,099
Micro-Star International Co. Ltd.	37,000	166,117
momo.com, Inc.	2,000	65,007
Nan Ya Plastics Corp.	270,790	876,581
Nan Ya Printed Circuit Board Corp.	12,000	215,404
Nanya Technology Corp.	50,000	119,274
Nien Made Enterprise Co. Ltd.	9,000	104,782
Novatek Microelectronics Corp.	31,000	455,815
Oneness Biotech Co. Ltd.(c)	11,000	82,054
Parade Technologies Ltd.	4,000	249,992
Pegatron Corp.	110,000	276,987
Pou Chen Corp.	92,000	100,717
President Chain Store Corp.	40,000	366,882
Quanta Computer, Inc.	138,000	422,618
Realtek Semiconductor Corp.	23,240	345,225
Ruentex Development Co. Ltd.	72,206	197,938
Shanghai Commercial & Savings Bank Ltd.	166,512	290,189
Shin Kong Financial Holding Co. Ltd.	671,499	251,338
SinoPac Financial Holdings Co. Ltd.	547,741	350,309
Synnex Technology International Corp.	58,500	152,700
Taishin Financial Holding Co. Ltd.	471,635	335,510
Taiwan Cement Corp.	256,055	444,123
Taiwan Cooperative Financial Holding Co. Ltd.	469,676	482,056
Taiwan High Speed Rail Corp.	140,000	140,648
Taiwan Mobile Co. Ltd.	99,800	365,202
Taiwan Semiconductor Manufacturing Co. Ltd.	1,328,000	27,241,945
Unimicron Technology Corp.	74,000	630,735
Uni-President Enterprises Corp.	245,950	561,298
United Microelectronics Corp.	605,000	1,111,037
Vanguard International Semiconductor Corp.	63,000	271,278
Voltronic Power Technology Corp.	3,000	151,397
Wan Hai Lines Ltd.	34,100	186,744
Win Semiconductors Corp.	16,000	147,241
Winbond Electronics Corp.	163,000	174,589
Wiwynn Corp.	6,000	211,658
WPG Holdings Ltd.	78,448	152,829
Yageo Corp.	28,783	429,647
Yang Ming Marine Transport Corp.(c)	110,000	471,586
Yuanta Financial Holding Co. Ltd.	449,550	411,848
Zhen Ding Technology Holding Ltd.	37,710	140,413

		61,761,995

Thailand — 0.5%
Advanced Info Service PCL, NVDR	61,700	431,117
Airports of Thailand PCL, NVDR(c)	219,900	436,080
Asset World Corp. PCL, NVDR(c)	606,100	92,505
B Grimm Power PCL, NVDR(b)	88,000	92,940
Bangkok Commercial Asset Management PCL, NVDR	123,200	76,035
Bangkok Dusit Medical Services PCL, NVDR	563,700	422,734
Bangkok Expressway & Metro PCL(b)	553,100	144,276
BTS Group Holdings PCL, NVDR(b)	513,400	141,631
Bumrungrad Hospital PCL, NVDR	22,400	105,098
Central Pattana PCL, NVDR(b)	102,400	180,853
Central Retail Corp. PCL, NVDR	103,400	123,052
Charoen Pokphand Foods PCL, NVDR(b)	204,000	147,625
CP ALL PCL, NVDR	291,000	566,932
Delta Electronics Thailand PCL, NVDR	25,900	299,759
Electricity Generating PCL, NVDR(b)	23,800	121,328

Security	Shares	Value

Thailand (continued)
Energy Absolute PCL, NVDR(b)	98,300	$288,508
Global Power Synergy PCL, NVDR	42,200	91,284
Gulf Energy Development PCL, NVDR(b)	120,400	184,670
Home Product Center PCL, NVDR	339,932	161,847
Indorama Ventures PCL, NVDR	97,000	135,049
Intouch Holdings PCL, NVDR	34,500	80,521
Krung Thai Bank PCL, NVDR	285,275	117,777
Krungthai Card PCL, NVDR	24,000	44,164
Land & Houses PCL, NVDR	601,300	171,539
Minor International PCL, NVDR(c)	146,680	146,884
Muangthai Capital PCL, NVDR	57,700	90,733
Osotspa PCL, NVDR	81,600	91,665
PTT Exploration & Production PCL, NVDR	76,522	329,705
PTT Global Chemical PCL, NVDR	115,068	174,942
PTT Oil & Retail Business PCL, NVDR	127,800	95,725
PTT PCL, NVDR	530,000	610,788
Siam Cement PCL, NVDR	44,900	515,663
Siam Commercial Bank PCL, NVDR	41,800	142,540
Sri Trang Gloves Thailand PCL, NVDR	105,700	80,268
Srisawad Corp. PCL, NVDR	53,800	91,747
Thai Oil PCL, NVDR	51,600	79,850
Thai Union Group PCL, NVDR	228,000	129,346
True Corp. PCL, NVDR	783,140	120,945

		7,358,125

Turkey — 0.0%
Akbank TAS	148,211	73,040
BIM Birlesik Magazalar A/S	17,408	100,437
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	113,457
Ford Otomotiv Sanayi A/S	2,700	54,969
KOC Holding A/S	17,992	48,635
Turkcell Iletisim Hizmetleri A/S	33,444	51,380
Turkiye Garanti Bankasi A/S	101,489	84,391
Turkiye Is Bankasi A/S, Class C	88,347	53,118
Turkiye Petrol Rafinerileri A/S(c)	5,076	74,176

		653,603

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	124,127	353,713
Abu Dhabi Islamic Bank PJSC	109,255	259,571
Abu Dhabi National Oil Co. for Distribution PJSC	126,679	144,650
Aldar Properties PJSC	176,567	236,363
Dubai Islamic Bank PJSC	174,226	291,771
Emaar Properties PJSC	261,759	425,187
Emirates NBD Bank PJSC	124,476	506,508
Emirates Telecommunications Group Co. PJSC	177,970	1,792,197
First Abu Dhabi Bank PJSC	231,755	1,489,067

		5,499,027

United Kingdom — 9.2%
3i Group PLC	52,356	946,720
Abrdn PLC	126,751	354,915
Admiral Group PLC	11,740	393,698
Anglo American PLC	68,169	3,542,219
Ashtead Group PLC	23,604	1,486,212
Associated British Foods PLC	20,944	454,969
AstraZeneca PLC	83,707	11,100,628
Auto Trader Group PLC(d)	58,215	480,581
AVEVA Group PLC	6,894	220,199
Aviva PLC	222,436	1,316,134
BAE Systems PLC	176,432	1,656,952
Barclays PLC	851,378	1,650,375
Barratt Developments PLC	64,968	442,289

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	5,722	$279,099
BP PLC	1,041,712	5,106,865
British American Tobacco PLC	115,376	4,845,467
British Land Co. PLC	47,803	330,981
BT Group PLC	467,577	1,114,847
Bunzl PLC	19,428	753,439
Burberry Group PLC	21,147	461,632
CK Hutchison Holdings Ltd	135,508	990,889
CNH Industrial NV	55,358	871,932
Coca-Cola Europacific Partners PLC	12,705	617,590
Compass Group PLC	94,861	2,041,417
Croda International PLC	6,884	708,168
DCC PLC	6,340	490,931
Diageo PLC	123,867	6,283,096
Ferguson PLC	11,390	1,543,115
GlaxoSmithKline PLC	267,886	5,796,234
Halma PLC	19,718	645,116
Hargreaves Lansdown PLC	26,614	350,794
HSBC Holdings PLC	1,087,957	7,431,359
Imperial Brands PLC	53,083	1,118,179
Informa PLC(c)	90,797	711,395
InterContinental Hotels Group PLC	9,063	612,972
Intertek Group PLC	9,200	627,603
J Sainsbury PLC	105,979	350,767
JD Sports Fashion PLC	144,085	277,639
Johnson Matthey PLC	10,313	252,222
Kingfisher PLC	94,424	315,154
Land Securities Group PLC	44,431	455,853
Legal & General Group PLC	305,536	1,083,244
Lloyds Banking Group PLC	3,755,962	2,287,253
London Stock Exchange Group PLC	17,995	1,876,528
M&G PLC	119,534	344,417
Melrose Industries PLC	240,178	389,602
Mondi PLC	27,075	526,279
National Grid PLC	189,265	2,908,664
Natwest Group PLC	315,872	892,129
Next PLC	6,073	477,645
Ocado Group PLC(c)	24,539	374,701
Pearson PLC	45,043	441,648
Persimmon PLC	15,288	428,696
Phoenix Group Holdings PLC	43,508	348,581
Prudential PLC	147,462	2,177,021
Reckitt Benckiser Group PLC	38,872	2,965,386
RELX PLC	101,974	3,173,199
Rentokil Initial PLC	105,610	727,492
Rio Tinto PLC	60,185	4,811,582
Rolls-Royce Holdings PLC(c)	478,219	628,856
Sage Group PLC	59,257	542,953
Schroders PLC	7,593	319,737
Segro PLC	62,242	1,094,155
Severn Trent PLC	12,635	509,244
Shell PLC	414,155	11,351,445
Smith & Nephew PLC	47,556	756,372
Smiths Group PLC	19,423	367,987
Spirax-Sarco Engineering PLC	3,703	605,369
SSE PLC	56,774	1,297,231
St. James’s Place PLC	31,563	595,069
Standard Chartered PLC	131,932	875,765
Taylor Wimpey PLC	211,225	359,698
Tesco PLC	418,326	1,514,467

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	137,966	$6,264,036
United Utilities Group PLC	38,207	562,617
Vodafone Group PLC	1,479,109	2,425,420
Whitbread PLC(c)	11,605	432,096
WPP PLC	65,467	856,838

		127,024,068

United States — 0.1%
Bausch Health Cos., Inc.(c)	17,238	393,807
Brookfield Renewable Corp., Class A	7,825	341,755
Legend Biotech Corp., ADR(b)(c)	2,709	98,445

		834,007

Total Common Stocks — 97.8% (Cost: $1,020,936,118)		1,347,520,450

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.4%
Alpargatas SA, Preference Shares	14,945	81,834
Banco Bradesco SA, Preference Shares	271,839	1,268,683
Braskem SA, Preference Shares, Class A	15,181	141,254
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	74,558
Cia Energetica de Minas Gerais, Preference Shares	39,778	127,078
Gerdau SA, Preference Shares	52,056	336,868
Itau Unibanco Holding SA, Preference Shares	274,856	1,586,424
Itausa SA, Preference Shares	225,674	509,550
Petroleo Brasileiro SA, Preference Shares	253,858	1,783,546

		5,909,795

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	8,555	734,791

Colombia — 0.0%
Bancolombia SA, Preference Shares	21,944	234,445

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,282	254,217
Fuchs Petrolub SE, Preference Shares	3,377	122,523
Henkel AG & Co. KGaA, Preference Shares	11,206	750,037
Porsche Automobil Holding SE, Preference Shares	7,641	735,018
Sartorius AG, Preference Shares	1,441	635,976
Volkswagen AG, Preference Shares	9,487	1,630,353

		4,128,124

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares(e)	376,618	46

South Korea — 0.2%
Hyundai Motor Co., Preference Shares	2,624	186,196
LG Chem Ltd., Preference Shares	208	46,654
LG Household & Health Care Ltd., Preference Shares	199	82,974
Samsung Electronics Co. Ltd., Preference Shares	43,981	2,278,894

		2,594,718

Total Preferred Securities — 1.0% (Cost: $10,761,704)		13,601,919

18

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

France — 0.0%
Electricite de France SA, (Expires: 04/04/22)(b)(c)	23,627	$8,782

Republic of Korea — 0.0%
Samsung Biologics Co. Ltd., (Expires: 04/08/22)	62	9,617

Total Rights — 0.0% (Cost: $ — )		18,399

Total Long-Term Investments — 98.8% (Cost: $1,031,697,822)		1,361,140,768

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(f)(g)(h)	92,302,148	92,283,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(f)(g)	9,092,065	9,092,065

Total Short-Term Securities — 7.3% (Cost: $101,371,331)		101,375,753

Total Investments — 106.1% (Cost: $1,133,069,153)		1,462,516,521

Liabilities in Excess of Other Assets — (6.1)%		(84,228,096)

Net Assets — 100.0%		$1,378,288,425

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,400,656	$52,892,174	(a)	$—		$(16,054)	$6,912	$92,283,688	92,302,148	$38,923	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,644,820	—		(15,552,755	)(a)	—	—	9,092,065	9,092,065	1,867		—

						$(16,054)	$6,912	$101,375,753		$40,790		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	29	06/16/22	$1,528	$11,174
MSCI EAFE Index	117	06/17/22	12,545	349,894
MSCI Emerging Markets Index	54	06/17/22	3,039	95,086

				$456,154

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$72,369,417	$—	$72,369,417
Austria	—	1,819,890	—	1,819,890
Belgium	—	7,477,047	—	7,477,047
Brazil	16,949,210	—	—	16,949,210
Canada	113,169,221	—	—	113,169,221
Chile	939,301	949,601	—	1,888,902
China	12,511,506	101,640,891	20,459	114,172,856
Colombia	617,434	—	—	617,434
Czech Republic	103,865	566,754	—	670,619
Denmark	—	23,094,097	—	23,094,097
Egypt	—	169,180	—	169,180
Finland	—	10,195,584	—	10,195,584
France	1,272,738	92,515,545	—	93,788,283
Germany	—	65,735,502	—	65,735,502
Greece	—	867,386	2	867,388
Hong Kong	1,755,573	24,050,609	—	25,806,182
Hungary	169,259	695,896	—	865,155
India	3,830,623	47,330,536	—	51,161,159
Indonesia	2,547,498	4,325,128	—	6,872,626
Ireland	1,244,618	6,636,622	—	7,881,240
Isle of Man	—	723,516	—	723,516
Israel	2,481,298	3,712,113	—	6,193,411
Italy	—	16,964,360	—	16,964,360
Japan	—	190,587,295	—	190,587,295
Jordan	—	236,516	—	236,516
Kuwait	169,734	2,883,520	—	3,053,254
Luxembourg	132,091	2,617,713	—	2,749,804
Macau	—	311,170	—	311,170
Malaysia	2,203,013	3,720,395	—	5,923,408
Mexico	9,092,428	—	—	9,092,428
Netherlands	190,842	40,505,588	—	40,696,430
New Zealand	—	2,273,542	—	2,273,542
Norway	89,258	6,530,977	—	6,620,235

20

Schedule of Investments (unaudited) (continued) March 31, 2022	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Peru	$1,081,333	$—	$—	$1,081,333
Philippines	829,098	2,015,099	—	2,844,197
Poland	—	2,865,626	—	2,865,626
Portugal	—	1,517,499	—	1,517,499
Qatar	1,356,773	2,585,037	—	3,941,810
Romania	—	149,338	—	149,338
Russia	—	—	1,190	1,190
Saudi Arabia	311,449	16,193,167	—	16,504,616
Singapore	2,396,161	9,912,483	—	12,308,644
South Africa	3,536,057	12,060,313	—	15,596,370
South Korea	537,936	46,035,462	—	46,573,398
Spain	—	19,865,015	—	19,865,015
Sweden	—	28,675,069	—	28,675,069
Switzerland	539,687	90,929,472	—	91,469,159
Taiwan	—	61,761,995	—	61,761,995
Thailand	80,268	7,277,857	—	7,358,125
Turkey	413,988	239,615	—	653,603
United Arab Emirates	1,489,067	4,009,960	—	5,499,027
United Kingdom	617,590	126,406,478	—	127,024,068
United States	834,007	—	—	834,007
Preferred Securities
Preferred Stocks
South Korea	—	2,594,718	—	2,594,718
Brazil	5,909,795	—	—	5,909,795
Chile	—	734,791	—	734,791
Colombia	234,445	—	—	234,445
Russia	—	—	46	46
Germany	—	4,128,124	—	4,128,124
Rights	—	18,399	—	18,399
Short-Term Securities
Money Market Funds	101,375,753	—	—	101,375,753

	$291,012,917	$1,171,481,907	$21,697	$1,462,516,521

Derivative Financial Instruments(a)
Assets
Equity Contracts	$456,154	$—	$—	$456,154

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21